As filed with the Securities and Exchange
                            Commission on May 8, 2006


                                                              File Nos. 33-34001
                                                                        811-6068

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.

              Post-Effective Amendment No. 27                               X

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                     OF 1940

                     Amendment No. 27                                       X


                ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.
         (formerly AllianceBernstein Institutional Reserves, Inc.)
             (Exact Name of Registrant as Specified in Charter)


           1345 Avenue of the Americas, New York, New York 10105
             (Address of Principal Executive Office) (Zip Code)

                  Registrant's Telephone Number, including
                         Area Code: (800) 221-5672


                               MARK R. MANLEY
                           AllianceBernstein L.P.
                        1345 Avenue of the Americas
                          New York, New York l0105
                  (Name and address of agent for service)


It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)
[_]  on (date) pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AllianceBernstein
Fixed-Income Shares



o    Prime STIF Portfolio
o    Government STIF Portfolio






    Prospectus

    May 8, 2006





    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                     [LOGO]

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Table of Contents
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                                                                            Page

SUMMARY INFORMATION.......................................................

RISKS SUMMARY.............................................................

FEES AND EXPENSES OF THE PORTFOLIOS.......................................

INVESTING IN THE PORTFOLIOS...............................................

      How to Buy Shares...................................................

      How to Sell Shares..................................................

      Frequent Purchases and Redemptions of Portfolio Shares..............

      How the Portfolios Value Their Shares...............................

MANAGEMENT OF THE PORTFOLIOS..............................................

DIVIDENDS, DISTRIBUTIONS AND TAXES........................................

GENERAL INFORMATION.......................................................

FINANCIAL HIGHLIGHTS......................................................

SUMMARY INFORMATION


This Prospectus begins with a summary of key information about the Prime STIF and Government STIF Portfolios of AllianceBernstein(R) Fixed-Income Shares. The Portfolios are offered exclusively to institutional clients of the Adviser (other than the AllianceBernstein Mutual Funds). The Summary describes the Portfolios' objectives, investment strategies, principal risks, and fees. You will find additional information about the Portfolios and their investments after this Summary.



            --------------------------------------------------------

                                   PLEASE NOTE
            -------------------------------------------------------

               A Portfolio's past performance, of course, does not
                 necessarily indicate how it will perform in the
                                     future.


            As with all investments, you may lose money by investing
                               in the Portfolios.

            --------------------------------------------------------


            ----------------------------------------------------------

                     ANOTHER IMPORTANT THING FOR YOU TO NOTE

             An investment in a Portfolio is not a deposit in a bank
             and is not insured or guaranteed by the Federal Deposit
              Insurance Corporation or any other government agency.
            Although a Portfolio seeks to preserve the value of your
              investment at $1.00 per share, it is possible to lose
                       money by investing in a Portfolio.
            ----------------------------------------------------------

Risk

--------------------------------------------------------------------------------

                             WHY IS RISK IMPORTANT?

You should consider risk carefully when investing in a Portfolio. As money market funds, the Portfolios have very low risk, but typically have a lower return than a riskier investment. In other words, you would get a higher return if your investments have more risk.


We have included a graphic for a Portfolio that shows the Portfolio's risk profile as compared to our other funds. A fund whose performance does not vary significantly from year-to-year is a lower-risk investment. Conversely, a fund with a higher variability of returns is a riskier investment.

--------------------------------------------------------------------------------

This summary lists the principal risks for a Portfolio followed by an explanation of these risks. Generally, the Portfolios have broad risks that apply to all funds, such as market risk, interest rate risk, and credit risk.

--------------------------------------------------------------------------------

                               WHAT IS MARKET RISK

Market risk is the risk that factors affecting the securities market generally will cause a possibly adverse change in the value of the securities owned by the Portfolio. The value of securities may decline simply because of economic changes or other events that impact large portions of the market. The factors include real or perceived unfavorable market conditions, increases in the rate of inflation, and changes in the general outlook for consumer spending, home sales and mortgage rates, or corporate earnings.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                           WHAT IS INTEREST RATE RISK?

Changes in interest rates affect the yield and value of fixed-income securities. If interest rates rise, the prices of these securities fall because to earn the higher rate the fixed principal amount has to be lower. In other words, fixed-income securities' prices and interest rates move in opposite directions. Increases in interest rates will cause a Portfolio's net asset value to decline and, at least in the near term, this decrease in value will not be offset by higher interest income from new investments. This risk is higher for fixed-income securities with longer maturities. The opposite side of the effect of changes in interest rates is that if interest rates fall, the prices of fixed-income securities will increase. Because a Portfolio invests only in short-term fixed-income securities and seeks to maintain a stable net asset value of $1.00, it is unlikely that changes in interest rates will affect the value of your investment.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              WHAT IS CREDIT RISK?

The issuers of fixed-income securities may default by failing to make interest payments or to repay principal in a timely manner. This is referred to as credit risk. To illustrate, credit risk is virtually non-existent for securities issued by the U.S. government. A Portfolio's exposure to credit risk is low because it invests solely in highly-rated fixed-income securities.

--------------------------------------------------------------------------------

General

o The Portfolio's investment adviser is AllianceBernstein L.P., or the Adviser, a global investment manager providing diversified services to institutions and individuals through a broad line of investments including 120 mutual funds.

o References to "net assets" mean the assets of a Portfolio after liabilities, plus any borrowings used for investment purposes. In other words, net assets reflect the value of a Portfolio's investments.

The Portfolios
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OBJECTIVE AND PRINCIPAL STRATEGIES:

The investment objective of each Portfolio is maximum current income to the extent consistent with safety of principal and liquidity.

The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each Portfolio pursues its objective by investing in a portfolio of high-quality, U.S. dollar-denominated money market securities.

As money market funds, the Portfolios must meet the requirements of SEC Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's investments. Currently, under Rule 2a-7, a Portfolio's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

Prime STIF Portfolio

                                                  [graphic omitted]



The Prime STIF Portfolio pursues its objective by maintaining a portfolio of high-quality money market securities. The Portfolio invests primarily in the following securities:

     o marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     o certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks and U.S. or foreign branches of foreign banks) having total assets of more than $500 million;

     o high-quality commercial paper (or if not rated, commercial paper determined by the Adviser to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

     o adjustable rate obligations;

     o asset-backed securities;

     o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

     o repurchase agreements that are fully collateralized.

The Prime STIF Portfolio may invest up to 25% of its net assets in money market instruments issued by foreign branches of foreign banks. The Portfolio limits its investments in illiquid securities to 10% of its net assets. Illiquid securities include restricted securities, except restricted securities determined by the Adviser to be liquid in accordance with procedures adopted by the Fund's Board of Directors.

Government STIF Portfolio

                                                  [graphic omitted]



The Government STIF Portfolio invests at least 80% and normally substantially all of its net assets in marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (which may bear adjustable rates of interest). This policy may not be changed without 60 days' prior written notice to shareholders. In addition, the Portfolio invests in the following securities:

     o repurchase agreements related to marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

     o when-issued securities

Certain of the Portfolio's investments, although classified as U.S. Government securities, are not guaranteed or insured by the U.S. Treasury. These securities include securities issued by the Federal Home Loan Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

PRINCIPAL RISKS:

                  -----------------------------------------
                  o  Interest Rate Risk      o  Credit Risk
                  -----------------------------------------

Please see "Risk Summary" for a description of these and other risks of investing in a Portfolio.


Performance

There is no bar chart or performance table for the Portfolios because they have not completed a full calendar year of operations.

RISKS SUMMARY
--------------------------------------------------------------------------------


INTEREST RATE RISK

Changes in interest rates will affect the yield and value of a Portfolio's investments in fixed-income securities. When interest rates rise, the value of a fund's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for funds that invest in fixed-income securities with longer maturities or durations. Because a Portfolio invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of an investment in a Portfolio.

CREDIT RISK

Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). A Portfolio invests in highly-rated securities to minimize credit risk.

FOREIGN RISK

The Prime STIF Portfolio's investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect the Portfolio's investments.

LIQUIDITY RISK


Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous time or price.

MANAGEMENT RISK

A Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no guarantee that its decisions will produce the desired results.

FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------


          -------------------------------------------------------------

                 WHY ARE PORTFOLIO FEES AND EXPENSES IMPORTANT?
          ------------------------------------------------------------

          Fees and expenses reduce the investment performance of a Portfolio. The information provided below is intended to help you understand what these fees and expenses are and provide examples of the dollar amount of these costs to help you make comparisons with other portfolios. You pay fees and expenses indirectly because they are deducted from a Portfolio's assets and reduce the value of your shares.
          These fees include management fees and operating expenses.
          -------------------------------------------------------------


SHAREHOLDER FEES (fees paid directly from your investment)  N/A



ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)


                                        ANNUAL PORTFOLIO OPERATING EXPENSES
                                      -----------------------------------------
                                       Prime     Government
                                       STIF        STIF
                                      --------  -----------
Management Fees.....................    0.00%      0.00%
Other Expenses:*....................
       Transfer Agent                   0.01%      0.01%
       Other Expenses                   0.06%      0.06%
Total Other Expenses                    0.07%      0.07%
                                      -------     ------


* "Other Expenses" are based on estimated amounts for the current fiscal year.


EXAMPLES+


The Examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other portfolios. They assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that a Portfolio's operating expenses stay the same, and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:


                                       Prime   Government
                                       STIF      STIF
                                      -------- ----------
1 Year...............................    $ 7      $ 7
3 Years..............................    $23      $23

--------------

+    Based on estimated expenses.

INVESTING IN THE PORTFOLIOS
--------------------------------------------------------------------------------

How To Buy Shares

Shares of the Portfolios are offered exclusively to institutional clients of the Adviser (other than the AllianceBernstein Mutual Funds).

Other Purchase Information

Purchases of a Portfolio's shares will be made only in full shares. Certificates for shares will not be issued unless requested by the client. The Portfolios may refuse any order to purchase shares. Each Portfolio reserves the right to suspend the sale of its shares in response to conditions in the securities markets or for other reasons.


Minimum Investment


Clients may purchase shares of a Portfolio if they invest at least $100,000 ("Minimum Investment"). The Minimum Investment may be made over a 60-day period following an initial investment of less than the Minimum Investment. For these situations, the Fund requests that a client confirm to the Adviser that the client intends to invest at least $100,000 in shares of a Portfolio within 60 days. If a client fails to invest the Minimum Investment over the 60-day period, the Adviser will automatically redeem the client's shares.


There is no subsequent minimum investment requirement, however, the Fund reserves the right to close your account and redeem your shares in a Portfolio should you fail to maintain your Minimum Investment for any period excluding the 60-day period referenced in the immediately preceding paragraph.

How To Sell Shares

Investors may "redeem" shares on any day the New York Stock Exchange ("Exchange") is open. Redemption requests for Portfolio shares are effected at the next-determined net asset value ("NAV"), after the Portfolio receives your sales request in proper form. A redemption request received by prior to 5:00 p.m., Eastern time, on a day the Portfolio is open for business is effected on that day. A redemption request received after that time is effected on the next business day.


Each Portfolio may suspend the right of redemption or postpone the payment date at times when the Exchange is closed, or during certain other periods as permitted under the federal securities laws. Shares of the Portfolios will be held by institutional clients of the Adviser. Each Portfolio reserves the right to redeem shares of any investor at the then-current value of such shares (which will be paid promptly to the investor) if the investor ceases to be a qualified investor, as determined by the Adviser. Affected investors will receive advance notice of any such mandatory redemption.

Under certain circumstances, a Portfolio may determine to pay a redemption request wholly or partly by a distribution in kind of securities from its portfolio, instead of cash.

Other

Purchases and redemption in a Portfolio will be executed at 5:00 p.m., Eastern time. Investments receive the full dividend for a day if an order and Federal funds or bank wire monies are received by ABIS by that time for a Portfolio on that day.

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

The Fund's Directors have adopted policies and procedures designed to detect and deter frequent purchases and redemptions of AllianceBernstein Mutual Fund shares or excessive or short-term trading that may disadvantage long-term fund shareholders. These policies are described below. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason.

Risks Associated With Excessive Or Short-term Trading Generally. Money market funds, such as the Portfolios, are generally not effective vehicles for short-term trading activity, and therefore the risks relating to short-term trading activity are correspondingly lower for the Portfolios. However, the AllianceBernstein Mutual Funds will generally try to prevent market timing by utilizing the procedures described below. These procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of fund shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of fund shares may force a fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect fund performance.


A shareholder engaging in a short-term trading strategy may also target a fund that does not invest primarily in foreign securities. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that significantly invest in small cap securities, technology securities and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds may be susceptible to price arbitrage.

Policy Regarding Short-term Trading. Purchases and exchanges of shares of an AllianceBernstein Mutual Fund should be made for investment purposes only. The AllianceBernstein Mutual Funds seek to prevent patterns of excessive purchases and sales or exchanges of fund shares. The AllianceBernstein Mutual Funds will seek to prevent such practices to the extent they are detected by the procedures described below. The AllianceBernstein Mutual Funds reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

o Transaction Surveillance Procedures. The AllianceBernstein Mutual Funds, through their agents, AllianceBernstein Investments, Inc. ("ABI") and AllianceBernstein Investor Services, Inc. ("ABIS"), maintains surveillance procedures to detect excessive or short-term trading in fund shares. This surveillance process involves several factors, which include scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

o Account Blocking Procedures. If a fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of fund shares back to a fund or redemptions will continue to be permitted in accordance with the terms of a fund's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the fund that the account holder did not or will not in the future engage in excessive or short-term trading.

o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the AllianceBernstein Mutual Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The AllianceBernstein Mutual Funds seek to apply their surveillance procedures to these omnibus account arrangements. If an intermediary does not have the capabilities, or declines, to provide individual account level detail to a fund, the fund will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets is detected, the fund will notify the intermediary and request that the intermediary review individual account transactions for excessive or short-term trading activity and confirm to the fund that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of fund shares. For certain retirement plan accounts, a fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The AllianceBernstein Mutual Funds will continue to monitor the turnover attributable to an intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in an AllianceBernstein Mutual Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem fund shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of fund shares and avoid frequent trading in fund shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the AllianceBernstein Mutual Funds and their agents to detect excessive or short duration trading in fund shares, there is no guarantee that a fund will be able to identify these shareholders or curtail their trading practices. In particular, a fund may not be able to detect excessive or short-term trading in fund shares attributable to a particular investor who effects purchase and/or exchange activity in fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in fund shares.

HOW THE PORTFOLIOS VALUE THEIR SHARES

Each of the Portfolios' net asset value, or NAV, which is the price at which shares of the Portfolios are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 5:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or banks are closed for business). To calculate NAV, the Portfolios' assets are valued and totaled, liabilities subtracted and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


The Portfolios' investment adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international investment adviser managing client accounts with assets as of December 31, 2005, totaling approximately $579 billion (of which approximately $75 billion represented assets of investment companies). As of December 31, 2005, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 37 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 43 registered investment companies managed by the Adviser, comprising 120 separate investment portfolios, currently have approximately 4.1 million shareholder accounts.

The Adviser provides investment advisory services and order placement facilities for the Portfolios. The Portfolios do not pay a management fee for the Adviser's investment advisory services.

Legal Proceedings

As has been previously reported, the Staff of the Securities and Exchange Commission (the "Commission") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Commission Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Commission Order. According to the Commission Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

    (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the Commission Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waving a portion of the advisory fee it receives for managing certain of the AllianceBernstein Mutual Funds. On September 7, 2004, each of those fund's advisory agreement was amended to reflect the reduced advisory fee.


A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations. In addition, the Independent Directors of the Fund (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.


On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; AllianceBernstein Holding L.P. ("Holding"); AllianceBernstein Corporation ("AB Corp."); AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; certain officers of the Adviser ("Alliance defendants"); and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Sections 206 and 215 of the Investment Advisers Act of 1940. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.


Since October 2, 2003, numerous additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants, and others may be filed. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws and common law. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). All of the actions removed to federal court were also transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.


On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Commission Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between the Adviser and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund directors on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by the Adviser. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.


On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Holding. The Summary Order claims that the Adviser and Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. On January 26, 2006, the Adviser, Holding and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief. On April 11, 2006, the Court dismissed the writ and later granted defendants a 30-day stay to file an appeal. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint.


On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (the "Aucoin Complaint") was filed against the Adviser, Holding, AB Corp., AXA Financial, Inc., ABI, certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein Mutual Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the 1940 Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.


Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the funds.



On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiff's claim under Section 36(b) of the Investment Company Act. On January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. Plaintiffs have moved for leave to amend their consolidated complaint.


It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of shares of the AllianceBernstein Mutual Funds or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Portfolios.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The Portfolios' net income is calculated and paid daily as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income.

Each of the Portfolios intends to qualify for each taxable year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, and, as such, will not be liable for Federal income and excise taxes on the investment company taxable income and net capital gains distributed to its shareholders. Since each Portfolio distributes all of its investment company taxable income and net capital gains, each Portfolio should thereby avoid all Federal income and excise taxes.

The Portfolios expect that their distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For Federal income tax purposes, the Portfolios' dividend distributions of net income (or short-term capital gains) that are not tax-exempt will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. The Portfolios' distributions also may be subject to certain state and local taxes.

Each year shortly after December 31, a Portfolio will send you tax information stating the amount and type of all its distributions for the year. Each Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, if any, and redemptions paid to shareholders who have not provided the Portfolio with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors).

Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

GENERAL INFORMATION
--------------------------------------------------------------------------------


Under unusual circumstances, the Portfolios may suspend redemptions or postpone payment for up to seven days or longer as permitted by federal securities law. The Fund reserves the right to close small accounts.

Transfer Agency Services. ABIS acts as the transfer agent for the Fund. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders.

Portfolio Holdings. The Fund's SAI includes a description of the policies and procedures that apply to disclosure of the Portfolios' portfolio holdings.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial highlights information is not available because the Portfolios did not commence operation until May 8, 2006.

For more information about the Portfolios, the following documents are available upon request:


o    ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS


The Fund's annual and semi-annual reports to shareholders (when available) will contain additional information on the Portfolios' investments.


o    STATEMENT OF ADDITONAL INFORMATION (SAI)


The Portfolios have an SAI, which contains more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAI is incorporated by reference into (and is legally part of) this prospectus.


You may request a free copy of the current annual/semi-annual report (when available) or SAI, or make inquiries concerning the Portfolios by contacting the
Adviser:


By Mail:       c/o AllianceBernstein Investor Services, Inc.
               P.O. Box 786003
               San Antonio, TX 78278-6003
By Phone:      For Information and Literature:
               (800) 221-5672


Or you may view or obtain these documents from the Commission:


o Call the Commission at 1-202-551-5850 for information on the operation of the Public Reference Room.


o Reports and other information about the Portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.


o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash., DC 20549-0102.


You may find more information about the Adviser on the Internet at: www.AllianceBernstein.com. The Portfolios' shareholder reports and the SAI are not available through the Internet since the Portfolios are only available to institutional clients of the Adviser.


AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner AllianceBernstein L.P.

     --------------------------------------------------------------------
        Privacy Notice (This information is not part of the Prospectus.)
     --------------------------------------------------------------------

     AllianceBernstein L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investments, Inc. (collectively, "AllianceBernstein" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

     It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, AllianceBernstein may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to AllianceBernstein's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.

     --------------------------------------------------------------------



File No. 811-6068



SK 00250 0132 659978 v3

[LOGO]                        ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.
                                  -  Prime STIF Portfolio
                                  -  Government STIF Portfolio
--------------------------------------------------------------------------------

c/o AllianceBernstein Investor Services, Inc.
P.O. Box 786003, San Antonio, Texas  78278-6003
Toll Free: (800) 221-5672
For Literature: Toll Free (800) 227-4618

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 8, 2006

--------------------------------------------------------------------------------

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus, dated May 8, 2006, of AllianceBernstein Fixed-Income Shares, Inc. (the "Fund") that describes the shares of the Prime STIF and Government STIF Portfolios (the "Portfolios") of the Fund (the "Prospectus"). A copy of the Prospectus and (when available) the Fund's annual report which contains the Portfolios' financial statements may be obtained by contacting AllianceBernstein Investor Services, Inc. ("ABIS") at the address or telephone number shown above.

                                TABLE OF CONTENTS

Page

The Fund..................................................................
Investment Objectives and Policies........................................
Investment Restrictions...................................................
Management................................................................
Expenses of the Fund......................................................
Purchase and Redemption of Shares.........................................
Daily Dividends-Determination of Net Asset Value..........................
Taxes.....................................................................
General Information.......................................................
Financial Statements and Report of Independent Registered Public
Accounting Firm...........................................................
Appendix A - Commercial Paper and Bond Ratings............................A-1

----------

AllianceBernstein(R) and the AB Logo are registered trademarks and servicemarks used by permission of the owner, AllianceBernstein L.P.

--------------------------------------------------------------------------------

                                    THE FUND

--------------------------------------------------------------------------------

     AllianceBernstein Fixed-Income Shares, Inc. (the "Fund") is an open-end investment company. The Prime STIF and the Government STIF Portfolios (collectively, the "Portfolios") are described by the Prospectus that is supplemented by this SAI. The Fund changed its name from Alliance Institutional Reserves, Inc. to AllianceBernstein Institutional Reserves, Inc. effective August 27, 2003, and from AllianceBernstein Institutional Reserves, Inc. to AllianceBernstein Fixed-Income Shares, Inc. effective February 24, 2006.

--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

--------------------------------------------------------------------------------

     The investment objective of each Portfolio is maximum current income to the extent consistent with safety of principal and liquidity. Each of the Prime STIF Portfolio and the Government STIF Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. Each Portfolio pursues its objective by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities. In accordance with Rule 2a-7 under the Investment Company Act of 1940 as amended (the "Act"), a Portfolio will invest in securities which at the time of investment have remaining maturities not exceeding 397 days and the average maturity of a Portfolio's investment portfolio will not exceed 90 days or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7. The Government STIF Portfolio invests at least 80% and normally substantially all of its net assets in marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (which may bear adjustable rates of interest). This policy may not be changed without 60 days' prior written notice to shareholders. As is true with all investment companies, there can be no assurance that a Portfolio's objective will be achieved.

                                     General
                                     -------

     Each of the Portfolios will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity conditions imposed by the Rule. To the extent that a Portfolio's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

     Currently, pursuant to Rule 2a-7, each Portfolio may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Portfolios' adviser, AllianceBernstein L.P. (the "Adviser"), to present minimal credit risks pursuant to procedures approved by the Board of Directors. Generally, an eligible security is a security that
(i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROS") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSROs"). Unrated securities may also be Eligible Securities if the Adviser determines that they are of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Board of Directors. A description of the ratings of some NRSROs appears in Appendix A attached hereto. Securities in which the Portfolios invest may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

     Eligible securities are classified as either first tier securities or second tier securities. Generally, a first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. A security that has received the second highest rating by the requisite number of NRSROs, or is an unrated security of comparable quality, is a second tier security. Under Rule 2a-7, the Prime STIF and Government STIF Portfolios, as applicable, may not invest more than five percent of their respective assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities.

     The Prime STIF Portfolio may not invest in a security that is a second tier security if immediately after the acquisition thereof the Prime STIF Portfolio would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer that are second tier securities, or (B) five percent of its total assets in second tier securities (the "second tier security restriction").

                               Portfolio Policies
                               ------------------

     Except as otherwise provided, the investment objective and policies of the Portfolios are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Board of Directors without a shareholder vote. However, the Portfolios will not change their investment objective without 60 days' prior written notice to shareholders.

Prime STIF Portfolio
--------------------

     The Prime STIF Portfolio's investments may include the following, diversified by maturities and issuers:

     1. U.S. Government Securities. The Portfolio may invest in marketable obligations of, or guarantees by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the bank for cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Bank, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others, such as securities issued by the Federal Home Loan Bank and the Federal National Mortgage Association, are supported only by the credit of the agency or instrumentality.

     2. Money Market Investments. The Portfolio may invest in certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     3. Commercial Paper. The Portfolio may invest in commercial paper, including variable amount master demand notes and funding agreements, of high quality required by Rule 2a-7 (i.e., rated A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or F1 or F2 by Fitch Ratings ("Fitch") or, if not rated, issued by U.S. or foreign companies which have an outstanding debt issue rated AAA, AA (including AA+ and AA-) or A (including A+ and A-) by Standard & Poor's, or Aaa, Aa (including Aa1, Aa2 and Aa3) or A (including A1, A2 and A3) by Moody's and participation interests in loans extended by banks to such companies). For a description of such ratings see Appendix A. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see "Floating and Variable Rate Obligations" below.

     The Portfolio may invest in commercial paper issued by foreign companies meeting the rating criteria specified by Rule 2a-7. To the extent that the Portfolio invests in such instruments, consideration is given to foreign economic factors.

     4. Securities Issued by Foreign Banks or Foreign Companies. The Portfolio may invest up to 25% of its total assets in money market instruments issued by foreign branches of foreign banks. The Portfolio also may make investments in dollar-denominated certificates of deposit and bankers' acceptances issued or guaranteed by, or dollar-denominated time deposits maintained at, foreign branches of U.S. banks and U.S. and foreign branches of foreign banks, and commercial paper issued by foreign companies. To the extent that the Portfolio makes such investments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations and the lack of uniform accounting and financial reporting standards.

     Net income to shareholders is aided both by the Portfolio's ability to make investments in large denominations and by its efficiencies of scale. Also, the Portfolio may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets.

     5. Participation Interests. The Portfolio may invest in high quality (as determined by the requisite number of NRSROs or, if not rated, determined to be of high quality by the Adviser) participation interests in loans extended by banks to U.S. and foreign companies having remaining maturities that comply with Rule 2a-7, which currently requires that maturities not exceed 397 days. In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the term and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

     The participation interests acquired by the Portfolio may, depending on the transaction, take the form of a direct co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant or a participation in the seller's share of the loan. Typically, the Portfolio will look to the agent bank to collect principal of and interest on a participation interest, to monitor compliance with loan covenants, to enforce all credit remedies, such as foreclosures on collateral, and to notify co-lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. The agent bank in such cases will be qualified under the Act to serve as a custodian for a registered investment company such as the Fund. The agent bank is compensated for these services by the borrower pursuant to the terms of the loan agreement.

     When the Portfolio acts as a co-lender in connection with a participation interest, or when the Portfolio acquires a participation interest the terms of which provide that the Portfolio will be in privity with the corporate borrower, the Portfolio will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In cases where the Portfolio lacks such direct recourse, the Portfolio will look to the agent bank to enforce appropriate credit remedies against the borrower.

     The Adviser believes that the principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. The Portfolio may incur additional credit risk, however, when the Portfolio is in the position of participant rather than a co-lender because the Portfolio must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Portfolio and the co-lender. However, in acquiring participation interests the Adviser will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meet the Portfolio's high quality standard and will continue to do so as long as it holds a participation.

     6. Asset-Backed Securities. The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. These securities must generally be rated. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose entity. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, as required by Rule 2a-7, the special purpose entity is deemed to be the issuer of the asset-backed security. However, the Portfolio is required to treat any obligor whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security such obligations represent.

     7. Floating and Variable Rate Obligations. The Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days notice. The Portfolio may also invest in master demand notes (which may have put features in excess of 30 days) which are obligations that permit the Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. The Portfolio also may invest in short-term obligations of insurance companies, sometimes referred to as funding agreements. These arrangements are direct obligations of insurance companies and are not traded. Where these types of obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower or insurance company to pay principal and interest on demand.

Government STIF Portfolio
-------------------------

     The Government STIF Portfolio normally invests substantially all of its assets in marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities, or repurchase agreements pertaining thereto.

     The Government STIF Portfolio's investments may include the following:

     1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others, such as securities issued by the Federal Home Loan Bank and the Federal National Mortgage Association, are supported only by the credit of the agency or instrumentality.

     2. Floating and Variable Rate Obligations. The Portfolio may also purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Portfolio may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Portfolio may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.

                         Additional Investment Policies
                         ------------------------------

     The following investment policies supplement those set forth above for the Portfolios. Except as otherwise indicated below, such additional policies apply to both Portfolios.

Repurchase Agreements
---------------------

     A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor on an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market rate, which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements are currently entered into with creditworthy counterparties as determined by the Adviser, including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with the Fund's custodian. For each repurchase agreement, a Portfolio requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is not greater than 397 days as currently required by Rule 2a-7. In the event that a counterparty defaulted on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, a Portfolio might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities. The Government STIF Portfolio may only invest in repurchase agreements pertaining to the marketable obligations of, or marketable obligations guaranteed by, the United States Government, its agencies or instrumentalities.

Reverse Repurchase Agreements
-----------------------------

     A Portfolio may also enter into reverse repurchase agreements, which involve the sale of money market securities held by a Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Portfolios do not currently intend to enter into such agreements during the coming year.

When-Issued Securities
----------------------

     A Portfolio is permitted to purchase "when-issued" securities related to the types of securities in which it is permitted to invest. With respect to these securities, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs from within ten days to one month after the purchase of the issue. During the period between purchase and settlement, no payment is made by a Portfolio to the issuer and, thus, no interest accrues to a Portfolio from the transaction. When-issued securities may be sold prior to the settlement date, but a Portfolio makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of a Portfolio, U.S. Government securities or other liquid high grade debt securities having value equal to or greater than commitments held by the Portfolio. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, a Portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time a Portfolio makes the commitment to purchase a security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value. A Portfolio's investments in when-issued securities are subject to the risk of market fluctuations because the Portfolio agrees to buy the securities at a certain price, even though the market price of the securities at the time of delivery may be lower than the agreed-upon purchase price.

Illiquid Securities and Restricted Securities
---------------------------------------------

     None of the Portfolios will maintain more than 10% of its net assets, or such other amount permitted by guidance regarding the Act, in illiquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale (except as described below) and repurchase agreements not terminable within seven days. Restricted securities are securities subject to the contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. Restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiquid securities. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that a Portfolio may be unable to sell the security due to legal or contractual restrictions on resale. The Directors have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Directors.

     Following the purchase of a restricted security by a Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Directors regarding purchases of liquid restricted securities.

Lending of Portfolio Securities
-------------------------------

     A Portfolio may seek to increase income by lending portfolio securities. A principal risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, a Portfolio may be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. A Portfolio may lend portfolio securities to the extent permitted under the Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the Act.

     Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission (the "Commission"), such loans may be made only to member firms of the New York Stock Exchange (the "Exchange") and will be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Portfolio will have the right to call a loan and obtain the securities loaned at any time on five days' notice. While securities are on loan, the borrower will pay a Portfolio any income from the securities. A Portfolio may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to a Portfolio's investment risks.

     A Portfolio will not, however, have the right to vote any securities having voting rights during the existence of the loan. A Portfolio will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions.

     A Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Investments in Other Investment Companies
-----------------------------------------

     The Portfolios may invest in the securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

General
-------

     While there are many kinds of short-term securities used by money market investors, the Portfolios, in keeping with their primary investment objective of safety of principal, generally invest in the types summarized above. Net income to shareholders is aided both by each Portfolio's ability to make investments in large denominations and by efficiencies of scale. Also, each Portfolio may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The market value of each Portfolio's investments may decrease during periods of rising interest rates and to increase during intervals of falling rates. These changes in value are usually smaller for short-term securities than for securities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that changes in interest rates would change the value of your investment.

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

     Unless otherwise specified to the contrary, the following restrictions may not be changed with respect to a Portfolio without the affirmative vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a Portfolio's assets will not constitute a violation of that restriction.

     As a matter of fundamental policy, a Portfolio may not:

     1. concentrate investments in an industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;

     2. issue any senior security (as that term is defined in the 1940 Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;

     3. make loans except through (a) the purchase of debt obligations in accordance with its investment objectives and policies; (b) the lending of portfolio securities; (c) the use of repurchase agreements; or (d) the making of loans to affiliated funds as permitted under the 1940 Act, the rules and regulations thereunder (as such statutes, rules or regulations may be amended from time to time), or by guidance regarding, and interpretations of, or exemptive orders under, the 1940 Act;

     4. purchase or sell real estate except that they may dispose of real estate acquired as a result of the ownership or securities or other instruments. This restriction does not prohibit the Portfolios from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business;

     5. purchase or sell commodities regulated by the Commodity Futures Trading Commission under the Commodity Exchange Act or commodity contracts except for futures contracts and options on futures contracts; or

     6. act as an underwriter of securities, except that the Portfolios may acquire restricted securities under circumstances in which, if such securities were sold, the Portfolios might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

     As a matter of fundamental policy, each Portfolio is diversified (as that term is defined in the 1940 Act). This means that at least 75% of a Portfolio's assets consist of (i) cash or cash items; (ii) government securities; (iii) securities of other investment companies; and (iv) securities of any one issuer that represent not more than 10% of the outstanding voting securities of the issuer of the securities and not more than 5% of the total assets of a Portfolio.(1)

----------
(1) As a matter of operating policy, pursuant to Rule 2a-7, a Portfolio will invest no more than 5% of its assets in the first tier (as defined in Rule 2a-7) securities of any one issuer, except that under Rule 2a-7, a Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. This policy with respect to diversification would give a Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets, in any one issuer only in the event rule 2a-7 is amended in the future.


--------------------------------------------------------------------------------

                          MANAGEMENT OF THE PORTFOLIOS

--------------------------------------------------------------------------------

The Adviser
-----------


     The Adviser, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York, 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Portfolios under the supervision of the Fund's Board of Directors.


     The Adviser is a leading global investment management firm supervising client accounts with assets as of December 31, 2005, totaling approximately $579 billion. The Adviser provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. The Adviser is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, the Adviser is able to compete for virtually any portfolio assignment in any developed capital market in the world.


     The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. As of December 31, 2005, AllianceBernstein Holding L.P. ("Holding"), a Delaware limited partnership, owned approximately 32.2% of the issued and outstanding units of limited partnership interest in the Adviser ("Alliance Units"). Units representing assignments of beneficial ownership of limited partnership interests in Holding ("Holding Units") trade publicly on the Exchange under the ticker symbol "AC". Alliance Units do not trade publicly and are subject to significant restrictions on transfer. AllianceBernstein Corporation ("AB Corp.") is the general partner of both the Adviser and Holding. AB Corp. owns 100,000 general partnership units in Holding and a 1% general partnership interest in the Adviser. AB Corp. is an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation.


     As of December 31, 2005, AXA, AXA Financial, AXA Equitable Life Insurance Company ("AXA Equitable") and certain subsidiaries of AXA Equitable beneficially owned approximately 60.1% of the issued and outstanding Alliance Units and approximately 1.8% of the issued and outstanding Holding Units which, including the general partnership interests in the Adviser and Holding, represent an economic interest of approximately 61.1% in the Adviser. As of December 31, 2005, SCB Partners Inc., a wholly-owned subsidiary of SCB Inc., beneficially owned approximately 6.4% of the issued and outstanding Alliance Units.


     AXA, a French company, is the holding company for an international group of companies and a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial is a wholly-owned subsidiary of AXA. AXA Equitable is an indirect wholly-owned subsidiary of AXA Financial.


     Based on information provided by AXA, as of December 31, 2005, approximately 14.30% of the issued ordinary shares (representing 23.19% of the voting power) of AXA were owned directly and indirectly by three French mutual insurance companies.


Advisory Agreement
------------------


     The Adviser serves as investment manager and adviser to the Portfolios and continuously furnishes an investment program for each Portfolio and manages, supervises and conducts the affairs of each Portfolio, subject to the supervision of the Fund's Board of Directors. The Advisory Agreement provides that the Adviser or an affiliate will furnish, the Fund with office facilities.



     Any amendment to the Advisory Agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Portfolio and by vote of a majority of the Directors who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated with respect to any Portfolio without penalty on 60 days' written notice at the option of either party or by vote of a majority of the outstanding voting securities of such Portfolio; it will automatically terminate in the event of assignment. The Adviser controls the word "AllianceBernstein" in the name of the Fund, and if the Adviser should cease to be the investment manager to the Fund and the Fund may be required to change its name to delete the word "AllianceBernstein".


     The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.


     Certain other clients of the Adviser may have investment objectives and policies similar to those of the Portfolios. The Adviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with a purchase or sale thereof by one or more Portfolios. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Portfolios.


Information Regarding the Review and Approval of the Portfolios'
Advisory Agreement
----------------------------------------------------------------


      The Board of Directors, including the disinterested Directors of the Fund, unanimously approved the initial Advisory Agreement between the Fund and the Adviser in respect of each of the Portfolios at meetings held on May 2 and May 3, 2006.


      In preparation for the meeting, the Directors had requested from the Adviser and received and evaluated extensive materials, including performance and expense information for other investment companies with similar investment objectives as the Portfolios derived from data compiled by Lipper Inc. ("Lipper"), which is not affiliated with the Adviser. The Directors also reviewed the Fund's draft prospectus. The Directors also reviewed an independent evaluation from the Fund's Senior Officer (who is also the Fund's Independent Compliance Officer) of the reasonableness of the advisory fees in the Fund's Advisory Agreement in respect of the Portfolios (as contemplated by the September 2004 Assurance of Discontinuance between the Adviser and the New York Attorney General with respect to advisory contract approvals after January 1,
2005) wherein the Senior Officer concluded that the contractual fees (zero) were reasonable. In addition, the Directors received a presentation from the Adviser and had an opportunity to ask representatives of the Adviser various questions relevant to the proposed approvals.


      The Directors noted that the Senior Officer's evaluation considered the following factors: management fees charged to institutional and other clients of the Adviser for like services; management fees charged by other mutual fund companies for like services; costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit; profit margins of the Adviser and its affiliates from supplying such services; possible economies of scale as the Portfolios grow larger; and nature and quality of the Adviser's services including the performance of the Portfolios.


      Prior to voting, the Directors reviewed the proposed Advisory Agreement in respect of the Portfolios with management and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals. The Directors also discussed the proposed approvals in a private session at which only the Directors, their independent counsel and the Fund's Independent Compliance Officer were present. In reaching their determinations relating to approval of the Advisory Agreement in respect of the Portfolios, the Directors considered all factors they believed relevant, including the following:


     1. information comparing the performance of other money market funds advised by the Adviser to other investment companies with similar investment objectives;


     2. the nature, extent and quality of investment, compliance, administrative and other services to be rendered by the Adviser;


     3. comparative fee and expense data for each Portfolio and other investment companies with similar investment objectives;


     4. the extent to which economies of scale would be realized to the extent the Portfolios grow and whether fee levels reflect any economies of scale for the benefit of investors;


     5. the Adviser's policies and practices regarding allocation of portfolio transactions of the Portfolios;


     6. fall-out benefits that the Adviser and its affiliates expect to receive from their relationships with the Portfolios;


     7. information about fees charged by the Adviser to other clients with a substantially similar investment style as the Portfolios;


     8. the Senior Officer's evaluation of the reasonableness of the fee payable to the Adviser in each Portfolio's Advisory Agreement;


     9. the professional experience and qualifications of each Fund's portfolio management team and other senior personnel of the Adviser; and


     10.  the terms of the Advisory Agreement.


      The Directors considered the investment strategy and process of each Portfolio as disclosed in the draft prospectus, and the investment professionals that would be responsible for implementing such strategy. Since the Portfolios had not yet commenced operations, the Directors were not in a position to consider the Portfolios' historical performance or the quality of services previously provided pursuant to the Advisory Agreement. Instead they considered the Adviser's expertise as a manager of mutual funds, including its performance record advising money market funds with portfolios of securities similar to (or including securities similar to) those proposed for the Portfolios and the quality of its services generally, which they were familiar with in their capacity as directors or trustees of other funds advised by the Adviser.


      In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and the Directors attributed different weights to the various factors. The Directors evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately in respect of each Portfolio.


      The Directors determined that the overall arrangements between each Portfolio and the Adviser, as provided in the Advisory Agreement for that Portfolio, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment.


      The material factors and conclusions that formed the basis for the Directors' reaching their determinations to approve the initial Advisory Agreement (including their determinations that the Adviser should be the investment adviser for each Portfolio) were separately discussed by the Directors.


Nature, extent and quality of services to be provided by the Adviser
--------------------------------------------------------------------


      The Directors noted that, under the Advisory Agreement in respect of each Portfolio, the Adviser, subject to the oversight of the Directors, would administer the Portfolio's business and other affairs. For each Portfolio, the Adviser would manage the investment of the assets of that Portfolio, including making purchases and sales of portfolio securities consistent with the Portfolio's investment objective and policies. Under the Advisory Agreement in respect of each Portfolio, the Adviser would provide the Portfolio with such office space, administrative and other services (exclusive of, and in addition to, any such services to be provided by any others who will be retained by the Portfolios) and executive and other personnel as will be necessary for Portfolio operations. The Adviser would pay all of the compensation of Directors of the Fund who are affiliated persons of the Adviser and of the officers of the Fund.


      The Directors noted that the Advisory Agreement differed from the advisory agreements for most of the AllianceBernstein Funds in that it does not provide for the payment to the Adviser of any fee for its services other than that the Fund will reimburse the Adviser for the cost of certain clerical, accounting, administrative and other services that are not related to the provision of advisory services, provided to the Portfolios at the Fund's request by employees of the Adviser or its affiliates. Requests for these "at no more than cost" reimbursements are approved by the Directors on a quarterly basis and (to the extent requested and paid) result in a higher rate of total compensation from the Portfolios to the Adviser than the fee rates stated in the Portfolios' Advisory Agreement (zero).


      The Directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement and noted that the scope of services to be provided reflected recent regulatory and other developments. The Directors noted that, for example, the Adviser would be responsible for maintaining and monitoring its own and the Fund's compliance programs, and that all compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Directors considered the quality of the in-house investment research capabilities of the Adviser as well as other resources available to the Adviser as a result of securities transactions effected by certain of its investment advisory clients and to be effected by the Portfolios. The Directors concluded that the investment, regulatory compliance and administrative resources to be devoted by the Adviser to each Portfolio appeared appropriate to provide high quality investment advice and other services to each Portfolio under the Advisory Agreement. The Directors also considered the business reputation of the Adviser and its managerial and financial resources and concluded that it would be able to meet any reasonably foreseeable obligations under the Advisory Agreement. The Directors noted that the standard of care applicable to the Adviser under the Advisory Agreement was comparable to that found in many mutual fund investment advisory agreements.


      In considering the quality of the services to be provided by the Adviser to each Portfolio, the Directors also considered the record of the Adviser with respect to regulatory compliance, including the code of ethics of the Adviser (regulating the personal trading of its officers and employees), the procedures by which the Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place designed to ensure compliance with the foregoing and the record of the Adviser in these matters. The Directors also considered oversight by the Adviser of the non-advisory services to be provided to each Portfolio by persons other than the Adviser by reference to, among other things, the reputation of each Portfolio's other service providers and their knowledge of certain of such providers from serving as directors and directors of other funds advised by the Adviser.


      Based on their review, the directors concluded that the Adviser was qualified to provide services to each Portfolio pursuant to the Advisory Agreement that were satisfactory in scope and quality.


Costs of Services to be Provided and Profitability to the Adviser
------------------------------------------------------------------


      The Directors did not consider historical information about the profitability of each Portfolio to the Adviser since each Portfolio had not yet commenced operations. However, the Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Advisory Agreement. Since the Adviser would not receive an advisory fee from the Portfolios pursuant to the Advisory Agreement, the Directors and the Adviser recognized that the profitability information to be provided would differ from what they have historically received in respect of other AllianceBernstein Funds. They also considered the costs to be borne by the Adviser in providing services to each Portfolio.


Fall-Out Benefits
------------------


      The Directors considered that the Adviser benefits from soft dollar arrangements whereby it receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its various investment advisory clients on an agency basis. They noted that since the Portfolios will not engage in brokerage transactions, the Adviser will not receive soft dollar benefits in respect of portfolio transactions of the Portfolios.


      The Directors noted that the Adviser's affiliated transfer agent would receive compensation for providing services to the Portfolios.


      The Directors recognized that the Adviser's profitability would be somewhat lower if the Adviser's subsidiary did not receive the benefits described above. As discussed in more detail below, the Directors also noted that the Adviser will be compensated by the institutional clients advised by it that become shareholders of the Portfolios (the "Investing Clients") for providing advisory services to them. The Directors understood that the Adviser also might derive reputational and other benefits from serving as investment adviser to the Portfolios.


Investment Results
--------------------


      Since each Portfolio had not commenced operations, no performance or other historical information for the Portfolios was available. As indicated below, the Directors considered the performance of AllianceBernstein Funds currently or previously advised by the Adviser that have an investment style similar to those of the Portfolios.


Advisory Fees and Other Expenses
---------------------------------


      The Directors considered the advisory fee rate to be paid by each Portfolio to the Adviser (zero) and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Portfolio. The Directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Directors noted that because each Portfolio is a money market fund to be used for the short-term investment of cash portions of accounts of the Investing Clients, the fee arrangements in the Advisory Agreement are unusual in that no advisory fee will be payable by the Portfolios except that the Advisory Agreement includes the reimbursement provision for the cost of certain clerical, accounting, administrative and other services provided at the Fund's request by employees of the Adviser or its affiliates that is included in the Adviser's advisory agreements with most of the AllianceBernstein Funds. However, the Directors noted that the Adviser will be indirectly compensated for its services to the Portfolios by the Investing Clients. The Investing Clients pay the Adviser advisory fees pursuant to their advisory agreements with the Adviser. The Directors noted that although the fees paid by the Investing Clients to the Adviser vary, the portion of such fees deemed by the Adviser to be attributable to cash management services (the "implied fee") is the same for each Investing Client.


      In considering the implied fee to be paid to the Adviser by the Investing Clients in respect of each Portfolio, the Directors took into account the complexity of investment management for the Portfolios relative to other types of funds. The Directors evaluated the process of investing in each of the Portfolios as compared to investments in other types of securities. The Directors concluded that the implied fee payable by each Investing Client would not have been unreasonable if payable by the Portfolios.


      The Directors concluded that the implied fee expected to be paid to the Adviser by the Investing Clients was fair and reasonable, given the scope and quality of the services rendered by the Adviser, and the special fee structure of funds designed for use as underlying funds in "funds of funds". The Directors noted that the fees to be paid by the Investing Clients had been, and that any fee arrangements of the Investing Clients would be, negotiated on an arm's-length basis.


      The Directors also considered the fees the Adviser charges other clients with investment objectives similar to those of the Portfolios. For this purpose, the Directors reviewed the Adviser's Form ADV that disclosed the institutional fee schedule for institutional products offered by it that have a substantially similar investment style as the Portfolios. The Directors noted that application of the institutional fee schedule for clients with a comparable investment style to the Portfolios at an assumed initial asset level of a Portfolio would result in a fee rate that would be materially higher than both the rate in the Portfolios' Advisory Agreement (zero) and the implied fee. The Directors noted that the Adviser may, in some cases, negotiate fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such negotiated arrangements. The Directors also reviewed information provided by the Adviser that indicated that the Adviser sub-advises a registered money market investment company that invests in municipal securities for a fee of 0.125% on the first $100 million of average daily net assets, 0.10% on the next $150 million, and 0.05% over $250 million.


      The Adviser reviewed with the Directors the significant differences in the scope of services it provides to institutional clients and sub-advised funds and to mutual funds. For example, the advisory agreements for mutual funds, including the Portfolios, require the Adviser to provide, in addition to investment advice, office facilities and officers (including officers to provide required certifications). The Adviser also coordinates the provision of services to mutual funds by non-affiliated service providers and is responsible for the compensation of the mutual funds' Independent Compliance Officer and certain related expenses. The provision of these non-advisory services involves costs and exposure to liability. The Adviser explained that many of these services normally are not provided to non-investment company clients or to investment company clients when the Adviser acts in a pure sub-advisory capacity, and that fees charged to mutual funds reflect the costs and risks of the additional obligations. The Adviser also noted that since mutual funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Since the Advisory Agreement does not provide for any advisory fee to be paid by the Portfolios, and since the Portfolios' expense ratios are expected to be ten basis points, the Directors found these fee comparisons to be of limited relevance.


      The following factors specific to investment performance of individual AllianceBernstein Funds and the anticipated non-management and total expenses of the Portfolios also were noted and considered by the Directors in deciding to approve the initial Advisory Agreement:


Prime STIF Portfolio
--------------------


      Investment Performance of AllianceBernstein Funds. The Directors noted that the investment style of the Prime STIF Portfolio is similar to that of two money market funds currently advised by the Adviser and to that of one money market fund previously advised by the Adviser. The Directors noted that they were familiar with the Adviser's capabilities for the management of money market funds. Based on such familiarity and their confidence in the Adviser's capabilities in managing money market funds, the Directors concluded they were satisfied that the Adviser was well positioned to provide quality portfolio management services to the Prime STIF Portfolio.


      Anticipated Non-Management and Total Expenses. The information reviewed by the Directors showed that based on an assumed initial asset level, the Portfolio's anticipated non-management fee expense ratio was the same as the median for a group of 13 funds in its Lipper category selected by Lipper (the "Expense Group") and significantly higher than the median for a much larger universe of funds in its Lipper category selected by Lipper (the "Expense Universe"), and that the Portfolio's anticipated total expense ratio was significantly lower than the Expense Group and Expense Universe medians. The Directors concluded that the anticipated expense ratios were acceptable.


Government STIF Portfolio
-------------------------


      Investment Performance of AllianceBernstein Funds. The Directors noted that there was no existing AllianceBernstein Fund with the same investment style as the Government STIF Portfolio, although its style was employed by a portfolio of another AllianceBernstein Fund previously advised by the Adviser. The Directors noted that they were familiar with the Adviser's capabilities in managing money market funds. Based on such familiarity the Directors concluded they were satisfied that the Adviser was well positioned to provide quality portfolio management services to the Government STIF Portfolio.


      Anticipated Non-Management and Total Expenses. The information reviewed by the Directors showed that based on an assumed initial asset level, the Portfolio's anticipated non-management fee expense ratio was significantly higher than the medians for a group of 14 funds in its Lipper Category selected by Lipper (the "Expense Group") and a much larger universe of funds in its Lipper category selected by Lipper (the "Expense Universe"), and that the Portfolio's anticipated total expense ratio was significantly lower than the Expense Group and Expense Universe medians. The Directors concluded that the anticipated expense ratios were acceptable.


Economies of Scale
------------------


      Since the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Fund, the Directors did not consider the extent to which fee levels in the Advisory Agreement reflect economies of scale.


Other Clients of the Adviser
----------------------------


     The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following: AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Cap Fund, Inc., AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Focused Growth & Income Fund, Inc., AllianceBernstein Global Government Income Trust, Inc., AllianceBernstein Global Health Care Fund, Inc., AllianceBernstein Global Research Growth Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Global Technology Fund, Inc., AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein International Growth Fund, Inc., AllianceBernstein International Research Growth Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Multi-Market Strategy Trust, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., The AllianceBernstein Pooling Portfolios, AllianceBernstein Variable Products Series Fund, Inc., Sanford C. Bernstein Fund, Inc., Sanford C. Bernstein Fund II, Inc., and The AllianceBernstein Portfolios, and all registered open-end investment companies; and to ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

Board of Directors Information
------------------------------

     The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                    PORTFOLIOS
                                                    IN FUND       OTHER
                               PRINCIPAL            COMPLEX       DIRECTOR-
NAME, ADDRESS,                 OCCUPATION(S)        OVERSEEN      SHIPS
DATE OF BIRTH                  DURING PAST          BY            HELD BY
(YEAR ELECTED*)                5 YEARS              DIRECTOR      DIRECTOR
---------------                -------              --------      --------

DISINTERESTED DIRECTORS
Chairman of the Board
William H. Foulk, Jr., +, #    Investment           108           None
2 Sound View Dr.,              Adviser and an
Suite 100                      Independent
Greenwich, CT 06830            Consultant.
9/7/1932                       Formerly Senior
(1990)                         Manager of
                               Barrett
                               Associates,
                               Inc., a
                               registered
                               investment
                               adviser, with
                               which he had
                               been associated
                               since prior to
                               2001.  He was
                               formerly Deputy
                               Comptroller and
                               Chief Investment
                               Officer of the
                               State of New
                               York and, prior
                               thereto, Chief
                               Investment
                               Officer of the
                               New York Bank
                               for Savings.

Ruth Block,***, #              Formerly             95            None
500 S.E. Mizner Blvd.,         Executive Vice
Boca Raton, FL 33432           President and
11/7/1930                      Chief Insurance
(1992)                         Officer of The
                               Equitable Life
                               Assurance
                               Society of the
                               United States;
                               Chairman and
                               Chief Executive
                               Officer of
                               Evlico
                               (insurance);
                               Director of
                               Avon, BP (oil
                               and gas),
                               Ecolab, Inc.
                               (specialty
                               chemicals),
                               Tandem Financial
                               Group and
                               Donaldson,
                               Lufkin &
                               Jenrette
                               Securities
                               Corporation;
                               Governor at
                               Large, National
                               Association of
                               Securities
                               Dealers, Inc.

David H. Dievler, +, #         Independent          107           None
P.O. Box 167,                  Consultant.
Spring Lake, NJ 07762          Until December
10/23/1929                     1994, Senior
(1993)                         Vice President
                               of
                               AllianceBernstein
                               AB Corp.
                               responsible for
                               mutual fund
                               administration.
                               Prior to joining
                               AB Corp. in
                               1984, Chief
                               Financial
                               Officer of
                               Eberstadt Asset
                               Management since
                               1968.  Prior to
                               that, Senior
                               Manager at Price
                               Waterhouse &
                               Co.  Member of
                               American
                               Institute of
                               Certified Public
                               Accountants
                               since 1953.

John H. Dobkin, #              Consultant.          106           None
P.O. Box 12,                   Formerly
Annandale, NY 12504            President of
2/19/1942                      Save Venice,
(1993)                         Inc.
                               (preservation
                               organization)
                               from 2001-2002;
                               Senior Advisor
                               from June 1999 -
                               June 2000 and
                               President of
                               Historic Hudson
                               Valley (historic
                               preservation)
                               from December
                               1989 - May
                               1999.
                               Previously,
                               Director of the
                               National Academy
                               of Design and
                               during
                               1988-1992,
                               Director and
                               Chairman of the
                               Audit Committee
                               of AB Corp.

Michael J. Downey, #           Consultant since     106           Asia
c/o AllianceBernstein L.P.     January 2004.                      Pacific
Attn: Philip L. Kirstein       Formerly                           Fund,
1345 Avenue of the Americas    managing partner                   Inc. and
New York, NY 10105             of Lexington                       The
1/26/44                        Capital, LLC                       Merger
(2006)                         (investment                        Fund
                               advisory firm)
                               from December
                               1997 until
                               December 2003.
                               Prior thereto,
                               Chairman and CEO
                               of Prudential
                               Mutual Fund
                               Management from
                               1987 to 1993.

D. James Guzy, #               Chairman of the      106           Intel
P.O. Box 128                   Board of PLX                       Corporation
Glenbrook, NV 89413            Technology                         (semi-
3/7/1936                       (semi-conductors)                  conductors);
(2006)                         and of SRC                         Cirrus Logic
                               Computers Inc.,                    Corporation
                               with which he                      (semi-
                               has been                           conductors),
                               associated since                   Novellus
                               prior to 2001.                     Corporation
                               He is also                         (semi-
                               President of the                   conductor
                               Arbor Company                      equipment);
                               (private family                    Micro
                               investments).                      Component
                                                                  Technology
                                                                  (semi-
                                                                  conductor
                                                                  equipment);
                                                                  the Davis
                                                                  Selected
                                                                  Advisers
                                                                  Group of
                                                                  Mutual
                                                                  Funds;
                                                                  and
                                                                  LogicVision

Marshall C. Turner, Jr., #     CEO, Toppan          106           Toppan
220 Montgomery Street          Photomasks,                        Photomasks,
Penthouse 10                   Inc.,(semi-conductor               Inc.; the
San Francisco, CA 94104-3402   manufacturing                      George
10/10/1941                     services),                         Lucas
(2006)                         Austin, Texas,                     Educational
                               2003 - present,                    Foundation;
                               and President                      Chairman
                               since company                      of the
                               acquired in                        Board of
                               2005, and name                     the
                               changed from                       Smithsonian's
                               Dupont                             National
                               Photomasks.                        Museum of
                               Prior to the                       Natural
                               company's sale                     History
                               in 2005, he was
                               Chairman and
                               CEO.  He has
                               also been
                               Principal of
                               Turner Venture
                               Associates since
                               1993.
INTERESTED DIRECTOR
Marc O. Mayer,**               Executive Vice         106         SCB Partners
1345 Avenue of the Americas,   President of                       Inc.;
New York, NY 10105             AllianceBernstein L.P.             SCB, Inc.
10/2/1957                      ("AllianceBernstein")
(2006)                         since 2001 and Executive
                               Managing Director of
                               AllianceBernstein
                               Investments, Inc.
                               ("ABI") since 2003;
                               prior thereto, he
                               was head of
                               AllianceBernstein
                               Institutional
                               Investments, a unit
                               of AllianceBernstein
                               from 2001-2003. Prior
                               thereto, Chief Executive
                               Officer of Sanford C.
                               Bernstein & Co., LLC
                               (institutional research
                               and brokerage arm of
                               Bernstein & Co. LLC
                               ("SCB & Co.")) and its
                               predecessor since prior
                               to 2001.

----------
*    There is no stated term of office for the Fund's Directors.

** Mr. Mayer is an "interested person," as defined in the Act, due to his position as Executive Vice President of AB Corp.


*** Ms. Block was an "interested person," as defined in the 1940 Act, from July 22, 1992 until October 21, 2004 by reason of her ownership of securities of a control person of the Adviser. Ms. Block received shares of The Equitable Companies Incorporated ("Equitable") as part of the demutualization of The Equitable Life Assurance Society of the United States in 1992. Ms. Block's Equitable shares were subsequently converted through a corporate action into American Depositary Shares of AXA, which were sold for approximately $2,400 on October 21, 2004. Equitable and AXA are control persons of the Adviser.

+    Member of the Fair Value Pricing Committee.
# Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

     The Fund's Board of Directors has four standing committees of the Board -- an Audit Committee, a Governance and Nominating Committee, a Fair Value Pricing Committee and an Independent Directors Committee. The members of the Audit Committee, Governance and Nominating Committee, Fair Value Pricing Committee and Independent Directors Committee are identified above.


     The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The Audit Committee did not meet with respect to the Portfolios during the Fund's most recently completed fiscal year.


     The function of the Governance and Nominating Committee includes the nomination of persons to fill any vacancies or newly created positions on the Board of Directors. The Governance and Nominating Committee did not meet with respect to the Portfolios during the Fund's most recently completed fiscal year.

     The Governance and Nominating Committee has a charter and, pursuant to the charter, the Governance and Nominating Committee will consider candidates for nomination as a director submitted by a shareholder or group of shareholders who have owned at least 5% of a Portfolio's common stock for at least two years at the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Governance and Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Fund not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Fund did not hold an annual meeting of shareholders in the previous year, the Fund will make a public notice specifying the deadline for the submission. The Fund will make the public notice at least 30 days prior to the deadline for the submission, which is expected to be approximately 120 days prior to the anticipated date of the proxy statement for the annual meeting. The Fund may make the public notice in a shareholder report or other mailing to shareholders or by other means deemed by the Governance and Nominating Committee or the Board to be reasonably calculated to inform shareholders.

     Shareholders submitting a candidate for consideration by the Governance and Nominating Committee must provide the following information to the Governance and Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of a Portfolio owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the shareholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of a Portfolio of the Fund owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause
(vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

     The Governance and Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance and Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

     The Governance and Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Governance and Nominating Committee will not consider self-nominated candidates. The Governance and Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Fund, the candidate's ability to qualify as a disinterested Director and such other criteria as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

     The function of the Fair Value Pricing Committee is to consider, in advance if possible, any fair valuation decision of the Adviser's Valuation Committee relating to a security held by a Portfolio under unique or highly unusual circumstances not previously addressed by the Valuation Committee that would result in a change in the Portfolio's NAV by more than $0.01 per share. The Fair Value Pricing Committee was formed in May 2006 and consequently, did not meet during the Fund's most recently completed fiscal year.


     The function of the Independent Directors Committee is to consider and take action on matters that the Board or Committee believes should be addressed in executive session of the disinterested Directors, such as review and approval of the Advisory and Distribution Services Agreements. The Independent Directors Committee was formed in May 2006 and consequently, did not meet during the Fund's most recently completed fiscal year.

     The dollar range of the Fund's securities owned by each Director and the aggregate dollar range of securities owned in all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") by each Director are set forth below.

                                                  AGGREGATE DOLLAR
                          DOLLAR RANGE            RANGE OF EQUITY
                          OF EQUITY               SECURITIES IN THE
                          SECURITIES IN           ALLIANCEBERNSTEIN
                          THE FUND AS OF          FUND COMPLEX AS OF
                          DECEMBER 31, 2005       DECEMBER 31, 2005
                          -----------------       -----------------

Ruth Block                     None                   Over $100,000
David H. Dievler               None                   Over $100,000
John H. Dobkin                 None                   Over $100,000
Michael J. Downey              None                   Over $100,000
William H. Foulk, Jr.          None                   Over $100,000
D. James Guzy                  None                   $50,001-$100,000
Marshall C. Turner, Jr.        None                   Over $100,000
Marc O. Mayer                  None                   Over $100,000

Officer Information
-------------------

Certain information concerning the Fund's officers is set forth below.

NAME, ADDRESS*                POSITION(S) HELD         PRINCIPAL OCCUPATION
AND AGE                       WITH FUND                DURING PAST 5 YEARS
-------                       ---------                -------------------

Marc O. Mayer,                President                See biography above.**
10/7/1957

Philip L. Kirstein,           Senior Vice President    Senior Vice President
5/29/1945                     and Independent          and Independent
                              Compliance Officer       Compliance
                                                       Officer--Mutual Funds
                                                       of the Adviser,** with
                                                       which he has been
                                                       associated since
                                                       October 2004.  Prior
                                                       thereto, he was Of
                                                       Counsel to Kirkpatrick
                                                       & Lockhart, LLP from
                                                       October 2003 to October
                                                       2004, and General
                                                       Counsel of Merrill
                                                       Lynch Investment
                                                       Managers, L.P. since
                                                       prior to 2001 until
                                                       March 2003.

Raymond J. Papera,            Senior Vice President    Senior Vice President
3/12/1956                                              of the Adviser,** with
                                                       which he has been
                                                       associated since prior
                                                       to 2001.

Jason Moshos,                 Vice President           Assistant Vice
10/8/1976                                              President of the
                                                       Adviser,** since
                                                       November 2005. Prior
                                                       thereto, he was a
                                                       research assistant in
                                                       AllianceBernstein
                                                       Municipal Credit
                                                       Research area with which
                                                       he has been associated
                                                       since prior to 2001.

Emilie D. Wrapp,              Secretary                Senior Vice President,
11/13/1955                                             Assistant General
                                                       Counsel and Assistant
                                                       Secretary of
                                                       AllianceBernstein
                                                       Investments, Inc.,**
                                                       with which she has been
                                                       associated since prior
                                                       to 2001.

Mark D. Gersten,              Treasurer and Chief      Senior Vice President
10/4/1950                     Financial Officer        of ABIS,** with which
                                                       he has been associated
                                                       since prior to 2001.

Thomas R. Manley,             Controller               Vice President of the
9/3/1951                                               Adviser,** with which
                                                       he has been associated
                                                       since prior to 2001.

----------
* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**   The Adviser, ABI, ABIS and SCB & Co. are affiliates of the Fund.

     The Fund does not pay any fees to, or reimburse expenses of its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Portfolios to each of the Directors during their fiscal year ended April 30, 2005, the aggregate compensation paid to each of the Directors during calendar year 2005 by the AllianceBernstein Fund Complex, and the total number of registered investment companies (and separate investment portfolios within those companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                                     Total
                                                                     Number of
                                                                     Investment
                                                      Total          Portfolios
                                                      Number of      within
                                                      Registered     the
                                                      Investment     Alliance-
                                                      Companies      Bernstein
                                                      in the         Fund
                                                      Alliance-      Complex,
                                       Total          Bernstein      Including
                                       Compensation   Fund Complex,  the
                                       from the       Including      Fund,
                                       Alliance-      the Fund,      as to
                       Aggregate       Bernstein      as to which    which the
                       Compensation    Fund Complex,  the Director   Director is
                       From the        Including      is a Director  a Director
Name of Director       Portfolios      the Fund       or Trustee     or Trustee
----------------       ----------      --------       ----------     ----------

Ruth Block                None         $241,625           29             95
David H. Dievler          None         $269,125           41            107
John H. Dobkin            None         $263,125           40            106
Michael J. Downey         None         $240,625           40            106
William H. Foulk, Jr.     None         $487,625           42            108
D. James Guzy             None          $32,000           40            106
Marshall C. Turner, Jr.   None          $28,500           40            106
Marc O. Mayer             None             $0             40            106


     As of May 5, 2006, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of each Portfolio.


Investment Professional Conflict of Interest Disclosure
-------------------------------------------------------

     As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

     Employee Personal Trading. The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. The Adviser's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

       Managing Multiple Accounts for Multiple Clients. The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

     Allocating Investment Opportunities. The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

      The Adviser's procedures are also designed to prevent potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

      To address these conflicts of interest, the Adviser's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation
------------------------------

     The Adviser's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

      (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

     (ii) Discretionary incentive compensation in the form of an annual cash bonus: The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser's leadership criteria.


     (iii) Discretionary incentive compensation in the form of awards under the Adviser's Partners Compensation Plan ("deferred awards"): The Adviser's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of the Adviser's clients and mutual fund shareholders with respect to the performance of those mutual funds. The Adviser also permits deferred award recipients to allocate up to 50% of their award to investments in the Adviser's publicly traded equity securities.(2)

----------
(2) Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units.


     (iv) Contributions under the Adviser's Profit Sharing/401(k) Plan: The contributions are based on the Adviser's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the Adviser.

--------------------------------------------------------------------------------

                              EXPENSES OF THE FUND

--------------------------------------------------------------------------------

Distribution Agreement
----------------------

     The Fund has entered into a Distribution Agreement (the "Agreement") with AllianceBernstein Investments, Inc. the Fund's principal underwriter (the "Principal Underwriter"), which has its principal offices at 1345 Avenue of the Americas, New York, New York, 10105. The Agreement provides that the selection and nomination of Directors who are not interested persons of the Fund (as defined in the Act) are committed to the discretion of such disinterested Directors then in office.


     In approving the Agreement, the Directors of the Fund determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. Information with respect to revenues and expenses of the Principal Underwriter will be presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Agreement. In their review of the Agreement, the Directors will be asked to take into consideration separately with respect to each Portfolio the distribution expenses (if any) incurred with respect to such Portfolio.


     Shares of the Portfolios were not offered prior to the date of this SAI and under the Distribution Agreement with respect to the Portfolios, the Principal Underwriter does not receives fees in connection distribution of the Portfolios; consequently, the Fund did not pay distribution fees for the Portfolios during the Fund's fiscal year ended April 30, 2005. The Agreement became effective on May 3, 2006, for an initial two-year period with respect to shares in the Portfolios. The Agreement remains in effect from year to year with respect to shares of a Portfolio, provided, however, that such continuance with respect to a Portfolio is specifically approved annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the Act) of a Portfolio, and in either case, by a majority of the Directors of the Fund who are not parties to the Agreement or interested persons, as defined in the Act, of any such party (other than as directors of the Fund).


     All material amendments to the Agreement will become effective only upon approval as provided in the preceding paragraph; and the Agreement may not be amended in order to increase materially the costs that the Fund may bear on behalf of a Portfolio pursuant to the Agreement without the approval of a majority of the holders of the outstanding voting shares of the Portfolio affected. The Agreement may be terminated (a) by the Fund, on behalf of a Portfolio, without penalty at any time by a majority vote of the holders of 'a Portfolio's outstanding voting securities, or by a majority vote of the disinterested Directors or (b) by the Principal Underwriter. To terminate the Agreement, any party must give the other parties 60 days' written notice. The Fund is not required to give prior notice to the Principal Underwriter. The Agreement will terminate automatically in the event of its assignment.

Transfer Agency Agreement
-------------------------

     ABIS, P.O. Box 786003, San Antonio, TX 78278-6003, is the Fund's Transfer Agent. ABIS, an indirect wholly-owned subsidiary of the Adviser, receives a minimum transfer agency fee per month for shares of the Fund, plus reimbursement for out-of-pocket expenses.

--------------------------------------------------------------------------------

                        PURCHASE AND REDEMPTION OF SHARES

--------------------------------------------------------------------------------

     Shares of the Portfolios are offered exclusively to certain institutional clients of the Adviser. The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of a Portfolio's shares in response to conditions in the securities markets or for other reasons.

     In order to open your account, the Fund is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If the Fund is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

     An order for the purchase of shares of a Portfolio will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is received by 5:00 p.m. (Eastern time) and Federal Funds or bank wire monies are received by 5:00 p.m. (Eastern time) on such day. Federal Funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

     All shares purchased are confirmed monthly to each shareholder and are credited to his or her account at net asset value. To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, stock certificates, for which no charge is made, are not issued except upon the written request of the shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal. The Fund reserves the right to reject any purchase order.

     A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday on which the Exchange is open for trading and which is not a bank holiday. The Exchange is generally closed on national holidays and on Good Friday and Martin Luther King, Jr. Day; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday, neither purchases nor wired redemptions can become effective because Federal Funds cannot be received or sent. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the Exchange is closed (other than customary weekend and holiday closings), when trading on the Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his cost, depending on the market value of the securities held by the Fund at such time and the income earned. No interest will accrue on amounts represented by uncashed redemption checks.

--------------------------------------------------------------------------------

             DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

     All net income of a Portfolio is determined at 5:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of that Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed.

     A Portfolio's net income consists of all accrued interest income on assets less expenses allocable to that Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses of each Portfolio are reflected in its net asset value and are not included in net income. Net asset value per share of each Portfolio is expected to remain constant at $1.00 since all net income of each Portfolio is declared as a dividend each time net income is determined and net realized gains and losses, if any, are expected to be relatively small.

     The valuation of each Portfolio's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of a Portfolio may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

     The Fund maintains procedures designed to maintain, to the extent reasonably possible, the price per share of each Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of a Portfolio's portfolio holdings by the Directors at such intervals as they deem appropriate to determine whether and to what extent the net asset value of each Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

     The net asset value of the shares of a Portfolio is determined each Fund business day (and on such other days as the Directors deem necessary) at 5:00 p.m. (Eastern time). The net asset value per share of a Portfolio is calculated by taking the sum of the value of the Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

--------------------------------------------------------------------------------

                                      TAXES

--------------------------------------------------------------------------------

     Each of the Prime STIF and Government STIF Portfolios intends to qualify for each taxable year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and, as such, will not be liable for Federal income and excise taxes on the investment company taxable income and net capital gains distributed to its shareholders. Since each Portfolio of the Fund distributes all of its investment company taxable income and net capital gains, each Portfolio should thereby avoid all Federal income and excise taxes. If a Portfolio did not maintain its qualification as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would also be taxable income to the extent of the Portfolio's earnings and gains.


     As discussed above, the Adviser does not receive a fee from the Portfolios for providing investment advisory services. The Fund has received an opinion from Seward & Kissel LLP, based on certain assumptions and representations, that this fee arrangement should not prevent the dividends paid by the Portfolios from qualifying for the dividends-paid deduction under section 561 of the Code. Investors should be aware that there is no assurance that the Internal Revenue Service will concur with this position and an opinion of counsel is not binding on the Internal Revenue Service. If the Internal Revenue Service successfully challenged this position, then the dividends paid by the Portfolios could be considered "preferential dividends" within the meaning of section 562(c) of the Code , and this would likely result in the Portfolios not qualifying as regulated investment companies with the consequences described above.


     Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since each Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations. Furthermore, since each Portfolio's investment income is derived from interest rather than dividends, it is expected that for non-corporate shareholders no portion of such distributions will be treated as "qualified dividend income" taxable at a minimum rate of 15% (5% for non-corporate shareholders in lower tax brackets). Long-term capital gains, if any, distributed by a Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he may have held his shares. Any loss realized on shares held for six months or less will be treated as a long-term capital loss for Federal income tax purposes to the extent of any long-term capital gain distributions received on such shares. Distributions of short and long-term capital gains, if any, are normally made once each year shortly before the close of the Portfolio's fiscal year, although such distributions may be made more frequently if necessary in order to maintain the Portfolio's net asset value at $1.00 per share.

     Shareholders may be subject to state and local taxes on distributions. Each investor should consult his own tax adviser to determine the status of distributions in his particular state or locality.

--------------------------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

Portfolio Transactions
----------------------

     Subject to the general supervision of the Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Portfolios. Because the Portfolios invest in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Portfolio's shares since the portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     The Portfolios have no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of each Portfolio to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with a Portfolio. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

Disclosure of Portfolio Holdings
--------------------------------

     The Fund believes that the ideas of the Adviser's investment staff should benefit the Fund and its shareholders, and does not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or using Fund information for stock picking. However, the Fund also believes that knowledge of its portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions, and evaluating portfolio management techniques.

     The Adviser has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Fund's portfolio securities. The policies and procedures relating to disclosure of the Fund's portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the Fund's operation or useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Fund does not provide or permit others to provide information about its portfolio holdings on a selective basis.

     The Fund includes portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, the Adviser may post portfolio holdings information on the Adviser's website (www.AllianceBernstein.com). For each portfolio security, the posted information includes its name, the number of shares held by the Fund, the market value of the Fund's holdings, and the percentage of the Fund's assets represented by the Fund's holdings. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

     The Adviser may distribute or authorize the distribution of information about the Fund's portfolio holdings that is not publicly available, on the website or otherwise, to the Adviser's employees and affiliates that provide services to the Fund. In addition, the Adviser may distribute or authorize distribution of information about the Fund's portfolio holdings that is not publicly available, on the website or otherwise, to the Fund's service providers who require access to the information in order to fulfill their contractual duties relating to the Fund, to facilitate the review of the Fund by rating agencies, for the purpose of due diligence regarding a merger or acquisition, or for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders. The Adviser does not expect to disclose information about the Fund's portfolio holdings that is not publicly available to the Fund's individual or institutional investors or to intermediaries that distribute the Fund's shares. Information may be disclosed with any frequency and any lag, as appropriate.

     Before any non-public disclosure of information about the Fund's portfolio holdings is permitted, however, the Adviser's Mutual Fund Compliance Director must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Under no circumstances may the Adviser or its affiliates receive any consideration or compensation for disclosing the information.

     The Adviser has established procedures to ensure that the Fund's portfolio holdings information is only disclosed in accordance with these policies. Only the Adviser's Mutual Fund Compliance Director (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in the Adviser's product management group determines that the disclosure serves a legitimate business purpose of the Fund and is in the best interest of the Fund's shareholders. The Adviser's Mutual Fund Compliance Director (or his designee) approves disclosure only after considering the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Fund and its shareholders and the interests of the Adviser or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure. Only someone approved by the Adviser's Mutual Fund Compliance Director (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. The Adviser reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Adviser's policy and any applicable confidentiality agreement. The Adviser's Mutual Fund Compliance Director or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Fund's Board of Directors on a quarterly basis. If the Board determines that disclosure was inappropriate, the Adviser will promptly terminate the disclosure arrangement.

     In accordance with these procedures, each of the following third parties have been approved to receive information concerning the Fund's portfolio holdings: (i) the Fund's independent registered public accounting firm, for use in providing audit opinions; (ii) Data Communique International and, from time to time, other financial printers, for the purpose of preparing Fund regulatory filings; (iii) the Fund's custodian in connection with its custody of the Fund's assets; (iv) Institutional Shareholder Services, Inc. for proxy voting services; and (v) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and ethically prohibited from sharing the Fund's portfolio holdings information unless specifically authorized.

--------------------------------------------------------------------------------

                               GENERAL INFORMATION

--------------------------------------------------------------------------------

Capitalization
--------------

     Each of the Portfolios is a series of AllianceBernstein Fixed-Income Shares, Inc., an open-end management investment company registered under the Act and organized as a Maryland corporation on March 21, 1990. Maryland law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by federal or Maryland law.

     The authorized capital stock of the Fund currently consists of 55,000,000,000 shares of Prime STIF Portfolio and 55,000,000,000 shares of Government STIF Portfolio. All shares of each Portfolio participate equally in dividends and distributions from that Portfolio, including any distributions in the event of a liquidation. Each share of a Portfolio is entitled to one vote for all purposes. Shares of all series vote for the election of Directors and on any other matter that affects all Portfolios in substantially the same manner as a single class, except as otherwise required by law. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement, shares of each Portfolio vote as a separate class. There are no conversion or preemptive rights in connection with any shares of the Fund. Since voting rights are noncumulative, holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors. Shareholders have available certain procedures for the removal of Directors. All shares of each Portfolio when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

     The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares would be governed by the Act and Maryland law.


     The Portfolios have had no operations to date.

     Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian for the securities and cash of the Portfolios but plays no part in deciding the purchase or sale of portfolio securities.

     Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New York, counsel for the Fund and the Adviser.

     Independent Registered Public Accounting Firm. Ernst & Young LLP, 5 Times Square, New York, New York, 10036 has been appointed as the independent registered public accounting firm for the Fund.

     Yield Quotations and Performance Information. Advertisements containing yield quotations for one or more Portfolios for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act.

--------------------------------------------------------------------------------

               FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

Ernst & Young LLP is the Fund's independent registered public accounting firm. The Fund's annual reports for the Portfolios (when available) will be available without charge upon request by calling ABIS at (800) 221-5672. The Fund's financial statements include the financial statements of each of the Fund's Portfolios.

--------------------------------------------------------------------------------

                                   APPENDIX A:
                        COMMERCIAL PAPER AND BOND RATINGS

--------------------------------------------------------------------------------

"Prime-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"), and indicates superior ability for repayment of senior short-term debt obligations. "Prime-2" is the second highest, and denotes a strong, but somewhat lesser degree of assurance. Commercial paper issuers rated "Prime" have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk; margins of support for current indebtedness are large or stable with cash flow and asset protection well assured; current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available; and while protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Commercial paper issuers rate "A" by Standard & Poor's Rating Services ("Standard & Poor's") have the following characteristics: liquidity ratios are better than industry average; long term debt is "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow are in an upward trend; and typically, the issuer is a strong company in a well-established industry with superior management. Standard & Poor's uses the numbers 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". The numbers 1 and 2 indicate the relative degree of safety regarding timely payment with "A-1" paper being somewhat higher than "A-3".

Commercial paper rated "F1" by Fitch Ratings is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment, with "F1+" denoting an exceptionally strong assurance. "F2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.

Bonds rated "AAA" and "Aaa" have the highest ratings assigned to debt obligations by Standard & Poor's and Moody's, respectively. Standard & Poor's "AAA" rating indicates an extremely strong capacity to pay principal and interest. Bonds rated "AA" by Standard & Poor's also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree. Standard & Poor's "A" rated bonds have a strong capacity to pay interest and repay principal but are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than are higher rated bonds.

Moody's "Aaa" rating indicates the ultimate degree of protection as to principal and interest. Moody's "Aa" rated bonds, though also high-grade issues, are rated lower than "Aaa" bonds because margins of protection may not be as large, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appeal somewhat larger. Moody's "A" rated bonds are considered upper medium grade obligations possessing many favorable investment attributes. Although factors giving security to principal and interest are considered adequate, elements may exist which suggest that the bonds may be susceptible to impairment sometime in the future.





SK 00250 0132 659453v4

                                      PART C
                                OTHER INFORMATION

ITEM 23. Exhibits

     (a)  (1)  Articles of Incorporation of the Registrant dated March 22, 1990
               - Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

          (2) Certificate of Correction to Articles of Incorporation of the Registrant dated June 21, 1990 - Incorporated by reference to
               Exhibit 1(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

          (3) Articles Supplementary of the Registrant dated July 17, 1992 - Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

          (4) Articles of Amendment of the Registrant dated June 2, 1998 - Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 26, 1998.

          (5) Articles Supplementary of the Registrant dated June 2, 1998 - Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 26, 1998.

          (6) Articles of Amendment of the Registrant dated June 25, 1998 - Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 26, 1998.

          (7) Articles Supplementary of the Registrant dated December 6, 1999 - Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 30, 2001.

          (8) Articles of Amendment of the Registrant dated December 6, 1999 - Incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 30, 2001.

          (9) Articles Supplementary of the Registrant dated July 19, 2000 - Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 30, 2001.

          (10) Articles Supplementary of the Registrant dated November 6, 2000 - Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 22, 2000.

          (11) Certificate of Correction to Articles of Incorporation of the Registrant dated November 29, 2000 - Incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 2, 2001.

          (12) Articles Supplementary of the Registrant dated February 1, 2001 - Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 21 to Registrant's Registrant Statement on Form N-1A, filed with the Securities and Exchange Commission on February 2, 2001.

          (13) Articles of Amendment of the Registrant dated August 26, 2003 - Incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 24 of the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 29, 2003.

          (14) Articles of Amendment of the Registrant - Filed herewith.

          (15) Articles Supplementary of the Registrant - Filed herewith.

          (16) Amended and Restated Articles of Incorporation of the Registrant
               - Filed herewith.


     (b)  Amended and Restated Bylaws- Filed herewith.

     (c)  Not Applicable.

     (d) (1) Advisory Agreement between the Registrant and Alliance Capital Management L.P., amended February 1, 2001 - Incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 2, 2001.

          (2) Form of Advisory Agreement between the Registrant(for the Prime STIF Portfolio and Government STIF Portfolio) and
               AllianceBernstein L.P.(formerly known as Alliance Capital Management L.P.) - Filed herewith.

     (e) (1) Distribution Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc., amended February 1, 2001 - Incorporated by reference to Exhibit
               (e) to Post-Effective Amendment No. 21 of the Registrant's Registration Statement on Form N-1A, filed February 2, 2001.

          (2) Form of Distribution Agreement between the Registrant (for the Prime STIF Portfolio and Government STIF Portfolio) and AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Investment Research and Management, Inc.) -Filed herewith.

     (f)  Not applicable.

     (g) Form of Master Custodian Agreement between the Registrant and State Street Bank and Trust Company - Filed herewith.

     (h) Form of Transfer Agency Agreement between the Registrant and AllianceBernstein Investor Services, Inc. (formerly known as Alliance Global Investor Services, Inc.) - Filed herewith.

     (i)  Opinion and Consent of Seward & Kissel LLP - Filed herewith.

     (j) Consent of the Independent Registered Public Accounting Firm - Filed herewith.

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  See Exhibit (e).

     (n)  Not applicable.

     (o)  Reserved.

     (p)  Not applicable (Money Market Fund).

     Other Exhibits:

          Powers of Attorney for Ruth Block, David H. Dievler, John H. Dobkin, Michael J. Downey, William H. Foulk, Jr., D. James Guzy, Marc O. Mayer, and Marshall C. Turner, Jr. - Filed herewith.


ITEM 24. Persons Controlled by or under Common Control with the Fund.

          Registrant does not control any person. Information regarding the persons under common control with the Registrant is contained in
          Exhibit 22 to the Registration Statement on Form S-1 under the Securities Act of 1933 of The Equitable Holding Companies Incorporated (Registration No. 33-48115).

ITEM 25. Indemnification

          It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Amendment and Restatement, and Section 9 of the Distribution Agreement, all as set forth below. The liability of the Registrant's directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Amendment and Restatement, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in
          Section 4 of the Advisory Agreement, as set forth below.

          Section 2-418 of the Maryland General Corporation Law reads as follows:

          "2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

               (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

               (2) "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

               (3) "Expenses" include attorney's fees.

               (4) "Official capacity" means the following:

                         (i) When used with respect to a director, the office of
                    director in the corporation; and

                         (ii) When used with respect to a person other than a
                    director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                        (iii) "Official capacity" does not include service for
                    any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

               (5) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

               (6) "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

               (b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

                         (i) The act or omission of the director was material to
                    the matter giving rise to the proceeding; and

                         1. Was committed in bad faith; or

                         2. Was the result of active and deliberate dishonesty;
                    or

                         (ii) The director actually received an improper
                    personal benefit in money, property, or services; or

                        (iii) In the case of any criminal proceeding, the
                    director had reasonable cause to believe that the act or omission was unlawful.

                    (2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                         (ii) However, if the proceeding was one by or in the
                    right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                    (3) (i) The termination of any proceeding by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                         (ii) The termination of any proceeding by conviction,
                    or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

                    (4) A corporation may not indemnify a director or advance
               expenses under this section for a proceeding brought by that director against the corporation, except:

                         (i) For a proceeding brought to enforce indemnification
                    under this section; or

                         (ii) If the charter or bylaws of the corporation, a
                    resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

               (c) A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

               (d) Unless limited by the charter:

                    (1) A director who has been successful, on the merits or
               otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                    (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                         (i) If it determines a director is entitled to
                    reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                         (ii) If it determines that the director is fairly and
                    reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                    (3) A court of appropriate jurisdiction may be the same
               court in which the proceeding involving the director's liability took place.

               (e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                    (2) Such determination shall be made:

                         (i) By the board of directors by a majority vote of a
                    quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                         (ii) By special legal counsel selected by the board or
                    a committee of the board by vote as set forth in subparagraph (1) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director who are parties may participate; or

                        (iii) By the stockholders.

                    (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

                    (4) Shares held by directors who are parties to the
               proceeding may not be voted on the subject matter under this subsection.

               (f)(1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

                         (i) A written affirmation by the director of the
                    director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                         (ii) A written undertaking by or on behalf of the
                    director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                    (2) The undertaking required by subparagraph (ii) of
               paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                    (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection
               (e) of this section.

               (g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

               (h) This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

               (i) For purposes of this section:

                    (1) The corporation shall be deemed to have requested a
               director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

                    (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                    (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

               (j) Unless limited by the charter:

                    (1) An officer of the corporation shall be indemnified as
               and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                    (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                    (3) A corporation, in addition, may indemnify and advance
               expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

               (k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                    (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                    (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

               (l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting."


            Article EIGHTH of the Registrant's Articles of Incorporation provide as follows:


EIGHTH: (1) To the maximum extent that Maryland law in effect from time to time permits limitation of the liability of directors and officers of a corporation, no present or former director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

          (2) The Corporation shall have the power, to the maximum extent permitted by Maryland law in effect from time to time, to obligate itself to indemnify, and to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to, (a) any individual who is a present or former director or officer of the Corporation or
          (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or any other enterprise from and against any claim or liability to which such person may become subject or which such person may incur by reason of his status as a present or former director or officer of the Corporation. The Corporation shall have the power, with the approval of the Board of Directors, to provide such indemnification and advancement of expenses to a person who served a predecessor of the Corporation in any of the capacities described in
          (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.

          (3) The provisions of this Article EIGHTH shall be subject to the limitations of the Investment Company Act.

          (4) Neither the amendment nor repeal of this Article EIGHTH, nor the adoption or amendment of any other provision of the Charter or Bylaws inconsistent with this Article EIGHTH, shall apply to or affect in any respect the applicability of the preceding sections of this Article EIGHTH with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.


     The Advisory Agreement between the Registrant and AllianceBernstein L.P. provides that AllianceBernstein L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect AllianceBernstein L.P. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.


     The Distribution Agreement between the Registrant and AllianceBernstein Investments, Inc. provides that the Registrant will indemnify, defend and hold AllianceBernstein Investments, Inc., and any person who controls it within the meaning of Section 15 of the Securities Act of 1933 (the "Securities Act"), free and harmless from and against any and all claims, demands, liabilities and expenses which AllianceBernstein Investments, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.


     The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, the Advisory Agreement between Registrant and AllianceBernstein L.P. and the Distribution Agreement between Registrant and AllianceBernstein Investments , Inc., respectively, and each of which are incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officer and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by AllianceBernstein L.P. Under this policy, outside trustees and directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26. Business and Other Connections of Investment Adviser.

               The descriptions of AllianceBernstein L.P. under the caption "The Adviser" in the Prospectus and "Management of the Portfolios" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.


               The information as to the directors and executive officers of AllianceBernstein Corporation, the general partner of AllianceBernstein L.P., set forth in AllianceBernstein L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

Item 27. Principal Underwriters

          (a) AllianceBernstein Investments, Inc. ("ABI") acts as the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. ABI also acts as Principal Underwriter or Distributor for the following investment companies:


          AllianceBernstein Balanced Shares, Inc.
          AllianceBernstein Blended Style Series, Inc.
          AllianceBernstein Bond Fund, Inc.
          AllianceBernstein Cap Fund, Inc.
          AllianceBernstein Emerging Market Debt Fund, Inc.
          AllianceBernstein Exchange Reserves
          AllianceBernstein Focused Growth & Income Fund, Inc.
          AllianceBernstein Global Government Income Trust, Inc.
          AllianceBernstein Global Health Care Fund, Inc.
          AllianceBernstein Global Research Growth Fund, Inc.
          AllianceBernstein Global Strategic Income Trust, Inc.
          AllianceBernstein Global Technology Fund, Inc.
          AllianceBernstein Greater China '97 Fund, Inc.
          AllianceBernstein Growth and Income Fund, Inc.
          AllianceBernstein High Yield Fund, Inc.
          AllianceBernstein Institutional Funds, Inc.
          AllianceBernstein Intermediate California Municipal Portfolio(1) AllianceBernstein Intermediate Diversified Municipal Portfolio(1) AllianceBernstein Intermediate New York Municipal Portfolio(1) AllianceBernstein International Portfolio(1)
          AllianceBernstein International Growth Fund, Inc.
          AllianceBernstein International Research Growth Fund, Inc. AllianceBernstein Large-Cap Growth Fund, Inc.
          AllianceBernstein Mid-Cap Growth Fund, Inc.
          AllianceBernstein Multi-Market Strategy Trust, Inc.
          AllianceBernstein Municipal Income Fund, Inc.
          AllianceBernstein Municipal Income Fund II
          AllianceBernstein Real Estate Investment Fund, Inc.
          AllianceBernstein Short Duration Portfolio(1)
          AllianceBernstein Tax-Managed International Portfolio(1) AllianceBernstein Trust
          AllianceBernstein Utility Income Fund, Inc.
          AllianceBernstein Variable Products Series Fund, Inc.
          Sanford C. Bernstein Fund II, Inc.
          The AllianceBernstein Pooling Portfolios
          The AllianceBernstein Portfolios

--------------
(1) This is a retail Portfolio of Sanford C. Bernstein Fund, Inc. which consists of Classes A, B and C shares.

          (b) The following are the Directors and Officers of ABI, the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.


                          POSITIONS AND                      POSITIONS AND
                          OFFICES WITH                       OFFICES WITH
NAME                      UNDERWRITER                        REGISTRANT
----                      -----------                        ----------

Directors
---------

Marc O. Mayer             Chairman of the Board
                          and Director

Mark R. Manley            Director

Ranjani Nagaswami         Vice Chairman and Director

Officers

Marc O. Mayer             Chairman of the Board              President and
                                                             Chief Executive
                                                             Officer

Ranjani Nagaswami         Vice Chairman

Frederic L. Bloch         Executive Vice President and

                          President, U.S. Sales

Richard A. Davies         Executive Vice President and

                          Managing Director

Gerald M. Lieberman       Executive Vice President
                          and Chief Operating Officer

Kurt H. Schoknecht        Executive Vice President

Frank Speno               Executive Vice President

Andrew L. Gangolf         Senior Vice President and          Assistant Secretary
                          Assistant General Counsel

Emilie D. Wrapp           Senior Vice President,             Secretary
                          Assistant General Counsel
                          and Assistant Secretary


Daniel A. Notto           Senior Vice President,
                          Counsel and Assistant
                          Secretary

Christopher S. Alpaugh    Senior Vice President

Audie G. Apple            Senior Vice President

Colin C. Aymond           Senior Vice President

Steven R. Barr            Senior Vice President and
                          Assistant Secretary

Adam J. Beaudry           Senior Vice President

Matthew F. Beaudry        Senior Vice President

Amy I. Belew              Senior Vice President

Susan H. Burton           Senior Vice President

Peter G. Callahan         Senior Vice President

Russell R. Corby          Senior Vice President

John W. Cronin            Senior Vice President

Robert J. Cruz            Senior Vice President

Jennifer M. DeLong        Senior Vice President

David B. Edlin            Senior Vice President

John C. Endahl            Senior Vice President

Adam E. Engelhardt        Senior Vice President

John Edward English       Senior Vice President

Edward J. Farrell         Senior Vice President and
                          Controller

Eric W. Frasier           Senior Vice President

Donald N. Fritts          Senior Vice President

Kenneth L. Haman          Senior Vice President

Joseph P. Healy           Senior Vice President

Mary V. Kralis Hoppe      Senior Vice President

Scott Hutton              Senior Vice President

Geoffrey L. Hyde          Senior Vice President

Robert H. Joseph, Jr.     Senior Vice President and
                          Assistant Treasurer

Victor Kopelakis          Senior Vice President

Henry Michael Lesmeister  Senior Vice President

Eric L. Levinson          Senior Vice President

James F. Lyons            Senior Vice President and
                          Regional/Regent

Matthew P. Mintzer        Senior Vice President

Thomas F. Monnerat        Senior Vice President

Joanna D. Murray          Senior Vice President

Jeffrey A. Nye            Senior Vice President

John J. O'Connor          Senior Vice President

Danielle Pagano           Senior Vice President

Catherine N. Peterson     Senior Vice President

Mark A. Pletts            Senior Vice President

James J. Posch            Senior Vice President and
                          Assistant Secretary

Robert E. Powers          Senior Vice President

Stephen C. Scanlon        Senior Vice President

John P. Schmidt           Senior Vice President

Eileen B. Sebold          Senior Vice President

Gregory K. Shannahan      Senior Vice President

Richard J. Sidell         Senior Vice President

Andrew D. Strauss         Senior Vice President

Peter J. Szabo            Senior Vice President

Joseph T. Tocyloski       Senior Vice President

David R. Turnbough        Senior Vice President

Craig E. Welch            Senior Vice President

Scott Whitehouse          Senior Vice President

Mark D. Gersten           Vice President and                  Treasurer and
                          Treasurer                           Chief Financial
                                                              Officer

Patrick E. Ryan           Vice President and
                          Chief Financial Officer

Jane E. Ackerman          Vice President

Margaret M. Bagley        Vice President

Kenneth F. Barkoff        Vice President

Peter J. Barron           Vice President

Laura J. Beedy            Vice President

Andrew Berger             Vice President

Gregory P. Best           Vice President

Robert G. Bjorge          Vice President

Michael J. Bodnar         Vice President

Richard A. Brink          Vice President

Alan T. Brum              Vice President

Brian Buehring            Vice President

Thomas E. Callahan        Vice President

Kevin T. Cannon           Vice President

Christopher C. Cavanagh   Vice President

Alice L. Chan             Vice President

Kyle E. Clapp             Vice President

Michael F. Connell        Vice President

Joseph D. Connell, Jr.    Vice President

Kenneth J. Connors        Vice President

Dwight P. Cornell         Vice President

Michael R. Crimmins       Vice President

Brett E. Dearing          Vice President

Raymond A. Decker         Vice President

Stephen J. Dedyo          Vice President

Darren K. DeSimone        Vice President

Janet B. DiBrita          Vice President

Ronald G. Dietrich        Vice President

Carmela Di Meo            Vice President

Joseph T. Dominguez       Vice President

Paul D. Eck               Vice President

Bernard J. Eng            Vice President

Michael J. Eustic         Vice President

Joao P. Flor              Vice President

Kevin T. Gang             Vice President

Daniel P. Gangemi         Vice President

Christine E. Gaze         Vice President

Mark A. Gessner           Vice President

Thomas R. Graffeo         Vice President

Matthew M. Green          Vice President

John G. Hansen            Vice President

Michael S. Hart           Vice President

George R. Hrabovsky       Vice President

David A. Hunt             Vice President

Dinah J. Huntoon          Vice President

Anthony D. Ialeggio       Vice President

Theresa Iosca             Vice President

Oscar J. Isoba            Vice President

Kumar Jagdeo II           Vice President

Christopher W. Kilroy     Vice President

Joseph B. Kolman          Vice President

Ted R. Kosinski           Vice President

Gary M. Lang              Vice President

Christopher J. Larkin     Vice President

Laurel E. Lindner         Vice President

James M. Liptrot          Vice President and
                          Assistant Controller

Armando C. Llanes         Vice President

Jason N. Longo            Vice President

Montana W. Low            Vice President

James P. Luisi            Vice President

Todd M. Mann              Vice President

Silvia Manz               Vice President

Osama Mari                Vice President

Shannon M. Massey         Vice President

Daniel K. McGouran        Vice President

Craig S. McKenna          Vice President

Steven M. Miller          Vice President

Troy E. Mosconi           Vice President

Paul S. Moyer             Vice President

John F. Multhauf          Vice President

Andrew C. Murphy          Vice President, Chief
                          Compliance Officer and
                          Assistant Secretary

Jamie A. Nieradka         Vice President

Suzanne E. Norman         Vice President

Timothy J. O'Connell      Vice President

Joseph D. Ochoa           Vice President

John J. Onofrio           Vice President and
                          Assistant Treasurer

David D. Paich            Vice President

Todd P. Patton            Vice President

Leo J. Peters IV          Vice President

John D. Prosperi          Vice President

Carol H. Rappa            Vice President

Juhi Rathee               Vice President

Michelle T. Rawlick       Vice President

Heidi A. Richardson       Vice President

James A. Rie              Vice President

Joseph P. Rodriguez       Vice President

Miguel A. Rozensztroch    Vice President

Thomas E. Sawyer          Vice President

Gordon R. Schonfeld       Vice President

Stuart L. Shaw            Vice President

Daniel S. Shikes          Vice President

Karen Sirett              Vice President

Rayandra E. Slonina       Vice President

Elizabeth M. Smith        Vice President

Ben H. Stairs             Vice President

Eileen Stauber            Vice President

Brian D. Stokes           Vice President

Michael B. Thayer         Vice President

Elizabeth K. Tramo        Vice President

Benjamin H. Travers       Vice President

James R. Van Deventer     Vice President

Elsia M. Vasquez          Vice President

Thomas M. Vitale          Vice President

Marie R. Vogel            Vice President                     Assistant Secretary

Wayne W. Wagner           Vice President

Mark E. Westmoreland      Vice President

Paul C. Wharf             Vice President

Christian G. Wilson       Vice President

Kevin M. Winters          Vice President

Alissa M. Worley          Vice President

Jennifer M. Yi            Vice President

Moshe Aronov              Assistant Vice
                          President

Jire J. Baran             Assistant Vice
                          President

Gian D. Bernardi          Assistant Vice
                          President

Susan J. Bieber           Assistant Vice
                          President

Mark S. Burns             Assistant Vice
                          President

Daniel W. Carey           Assistant Vice
                          President

Maria Carreras            Assistant Vice
                          President

Judith A. Chin            Assistant Vice
                          President

Robyn L. Cohen            Assistant Vice
                          President

Michael C. Conrath        Assistant Vice
                          President

Robert A. Craft           Assistant Vice
                          President

Raymond L. DeGrazia       Assistant Vice
                          President

Marc DiFilippo            Assistant Vice
                          President

 Ralph A. DiMeglio        Assistant Vice
                          President

Daniel Ennis              Assistant Vice
                          President

Robert A. Fiorentino      Assistant Vice
                          President

Lydia A. Fisher           Assistant Vice
                          President

Stephanie Y. Giaramita    Assistant Vice
                          President

Michael F. Greco          Assistant Vice
                          President

Kelly P. Guter            Assistant Vice
                          President

Terry L. Harris           Assistant Vice
                          President

Junko Hisamatsu           Assistant Vice
                          President

Melanie M. Hoppe          Assistant Vice
                          President

Luis Martin Hoyos         Assistant Vice
                          President

Arthur F. Hoyt, Jr.       Assistant Vice
                          President

Grace Huaman              Assistant Vice
                          President

Joseph D. Kearney         Assistant Vice
                          President

Elizabeth E. Keefe        Assistant Vice
                          President

Edward W. Kelly           Assistant Vice
                          President

Jung M. Kim               Assistant Vice
                          President

Junko Kimura              Assistant Vice
                          President

Stephen J. Laffey         Assistant Vice                     Assistant Secretary
                          President and Counsel

Gina L. Lemon             Assistant Vice
                          President

Evamarie C. Lombardo      Assistant Vice
                          President

Andrew J. Magnus          Assistant Vice
                          President

Matthew J. Malvey         Assistant Vice
                          President

Danielle F. Marx          Assistant Vice
                          President

Christine M. McQuinlan    Assistant Vice
                          President

Assimina Morales          Assistant Vice
                          President

Christina A. Morse        Assistant Vice                     Assistant Secretary
                          President and Counsel

Jennifer A. Mulhall       Assistant Vice
                          President

Jason S. Mutner           Assistant Vice
                          President

Sharon E. Murphy          Assistant Vice
                          President

Alex E. Pady              Assistant Vice
                          President

Brian W. Paulson          Assistant Vice
                          President

Wandra M. Perry-Hartsfield Assistant Vice
                          President

Mark A. Quarno            Assistant Vice
                          President

Peter V. Romeo            Assistant Vice
                          President

Randi E. Rothstein        Assistant Vice
                          President

Jessica M. Rozman         Assistant Vice
                          President

Daniel A. Rudnitsky       Assistant Vice
                          President

Shane M. Sanders          Assistant Vice
                          President

Jennifer E. Scherz        Assistant Vice
                          President

Praveen Singh             Assistant Vice
                          President

Orlando Soler             Assistant Vice
                          President

Kurt W. Stam              Assistant Vice
                          President

Nancy D. Testa            Assistant Vice
                          President

Jay D. Tini               Assistant Vice
                          President

Kari-Anna Towle           Assistant Vice
                          President

Kayoko Umino              Assistant Vice
                          President

Joanna Wong               Assistant Vice
                          President

Eric J. Wright            Assistant Vice
                          President

Thomas M. Zottner         Assistant Vice
                          President

Mark R. Manley            Secretary

Colin T. Burke            Assistant Secretary

Adam R. Spilka            Assistant Secretary



     (c)  Not applicable.


ITEM 28. Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of AllianceBernstein
Investor Services, Inc. P.O. Box 786003, San Antonio, Texas 78278-6003 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 29. Management Services.

     Not applicable.

ITEM 30. Undertakings.

     Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 5th day of May, 2006.


                        ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.
                        (formerly AllianceBernstein Institutional
                         Reserves, Inc.)


                                       By:  Marc O. Mayer*
                                            -----------------
                                            Marc O. Mayer
                                            President

     Pursuant to the requirements of the Securities Act of l933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                           Title                     Date
---------                           -----                     ----

1)    Principal
      Executive Officer

      Marc O. Mayer*                President                 May 5, 2006

2)    Principal Financial and
      Accounting Officer

      /s/   Mark D. Gersten         Treasurer                 May 5, 2006
      ---------------------         and Chief
           Mark D. Gersten          Financial
                                    Officer

Directors:

    Marc O. Mayer*
    Ruth Block*
    David H. Dievler*
    John H. Dobkin*
    William H. Foulk, Jr.*
    D. James Guzy*
    Marc O. Mayer*
    Marshall C. Turner, Jr.*


*By:  /s/   Emilie D. Wrapp                                   May 5, 2006
      ------------------------
            Emilie D. Wrapp
            (Attorney-in-Fact)

                                INDEX TO EXHIBITS


                  Description of Exhibits
                  -----------------------

Exhibit No.
-----------

(a)(14)   Articles of Amendment

(a)(15)   Articles Supplementary

(a)(16)   Amended and Restated Articles of Incorporation

(b)       Amended and Restated By-laws

(d)(2)    Form of Advisory Agreement

(e)(2)    Form of Distribution Agreement

(g)       Form of Custodian Agreement

(h)       Form of Transfer Agency Agreement

(i)       Opinion and Consent of Seward & Kissel LLP

(j)       Consent of Independent Registered Public Accounting Firm

Other Exhibits:    Powers of Attorney